UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Brian H. Lawrence, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2026

Nuveen Emerging Markets Debt Fund
Class A Shares/TEDLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$51	1.00%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$841,982,324

Total number of portfolio holdings	391

Portfolio turnover (%)	33%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R623_SAR_0626 5703527

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Emerging Markets Debt Fund
Class I Shares/TEDHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.67%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$841,982,324

Total number of portfolio holdings	391

Portfolio turnover (%)	33%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R318_SAR_0626 5703527

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Emerging Markets Debt Fund
Premier Class Shares/TEDPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/
prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$39	0.77%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$841,982,324

Total number of portfolio holdings	391

Portfolio turnover (%)	33%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R599_SAR_0626 5703527

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Emerging Markets Debt Fund
Class R6 Shares/TEDNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.60%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$841,982,324

Total number of portfolio holdings	391

Portfolio turnover (%)	33%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R581_SAR_0626 5703527

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Emerging Markets Debt Fund
Retirement Class Shares/TEDTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$43	0.85%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$841,982,324

Total number of portfolio holdings	391

Portfolio turnover (%)	33%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R615_SAR_0626 5703527

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Emerging Markets Debt Fund
Class W Shares/TEDVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$841,982,324

Total number of portfolio holdings	391

Portfolio turnover (%)	33%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N701_SAR_0626 5703527

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Inflation Linked Bond Fund
Class A Shares/TCILX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$28	0.56%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$3,243,615,258

Total number of portfolio holdings	46

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W474_SAR_0626 5703545

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Inflation Linked Bond Fund
Class I Shares/TIIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.28%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$3,243,615,258

Total number of portfolio holdings	46

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P668_SAR_0626 5703545

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Inflation Linked Bond Fund
Premier Class Shares/TIKPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$3,243,615,258

Total number of portfolio holdings	46

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M459_SAR_0626 5703545

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Inflation Linked Bond Fund
Class R6 Shares/TIILX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$3,243,615,258

Total number of portfolio holdings	46

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W482_SAR_0626 5703545

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Inflation Linked Bond Fund
Retirement Class Shares/TIKRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/
prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$25	0.50%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$3,243,615,258

Total number of portfolio holdings	46

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315696_SAR_0626 5703545

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Inflation Linked Bond Fund
Class W Shares/TIIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$3,243,615,258

Total number of portfolio holdings	46

Portfolio turnover (%)	12%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P379_SAR_0626 5703545

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen International Bond Fund
Class A Shares/TIBEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$45	0.89%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,426,662,081

Total number of portfolio holdings	634

Portfolio turnover (%)	26%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P486_SAR_0626 5703559

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen International Bond Fund
Class I Shares/TIBNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.54%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,426,662,081

Total number of portfolio holdings	634

Portfolio turnover (%)	26%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P528_SAR_0626 5703559

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen International Bond Fund
Premier Class Shares/TIBLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$35	0.69%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,426,662,081

Total number of portfolio holdings	634

Portfolio turnover (%)	26%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P510_SAR_0626 5703559

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen International Bond Fund
Class R6 Shares/TIBWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.53%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,426,662,081

Total number of portfolio holdings	634

Portfolio turnover (%)	26%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P536_SAR_0626 5703559

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen International Bond Fund
Retirement Class Shares/TIBVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$39	0.78%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,426,662,081

Total number of portfolio holdings	634

Portfolio turnover (%)	26%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P494_SAR_0626 5703559

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen International Bond Fund
Class W Shares/TIBUX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,426,662,081

Total number of portfolio holdings	634

Portfolio turnover (%)	26%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N800_SAR_0626 5703559

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Select Fund
Class A Shares/TCREX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.82%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$2,624,660,459

Total number of portfolio holdings	56

Portfolio turnover (%)	57%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W771_SAR_0626 5703563

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Select Fund
Class I Shares/TIRHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.62%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$2,624,660,459

Total number of portfolio holdings	56

Portfolio turnover (%)	57%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P593_SAR_0626 5703563

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Select Fund
Premier Class Shares/TRRPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/
prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$35	0.65%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$2,624,660,459

Total number of portfolio holdings	56

Portfolio turnover (%)	57%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M327_SAR_0626 5703563

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Select Fund
Class R6 Shares/TIREX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/
prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.50%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$2,624,660,459

Total number of portfolio holdings	56

Portfolio turnover (%)	57%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W797_SAR_0626 5703563

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Select Fund
Retirement Class Shares/TRRSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/
prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.75%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$2,624,660,459

Total number of portfolio holdings	56

Portfolio turnover (%)	57%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W789_SAR_0626 5703563

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments June 30, 2026
Emerging Markets Debt

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.7%
BANK LOAN OBLIGATIONS - 0.4%
PUERTO RICO - 0.4%
$ 1,840,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 6.740% 10/15/29 $ 1,792,850
2,000,000 (a) Coral-US Co-Borrower, LLC, Term Loan B7, (TSFR1M + 3.250%) 6.923 01/30/32 1,941,590
TOTAL PUERTO RICO 3,734,440
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,824,438) 3,734,440
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.5%
MEXICO - 0.5%
252,421 (b) Grupo Aeromexico SAB de C.V. (ADR) 4,543,578
TOTAL MEXICO 4,543,578
TOTAL COMMON STOCKS
(Cost $4,744,816) 4,543,578
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 46.2%
ANGOLA - 0.3%
850,000 (c) Azule Energy Finance PLC 8.125 01/23/30 855,067
1,725,000 (c) Azule Energy Finance PLC 8.625 01/22/33 1,727,004
TOTAL ANGOLA 2,582,071
ARGENTINA - 2.4%
3,025,000 (c) Arcor SAIC 7.600 07/31/33 3,146,000
1,500,000 (c) Pampa Energia S.A. 7.875 12/16/34 1,550,250
3,500,000 (c) Pampa Energia S.A. 7.750 11/14/37 3,579,100
3,000,000 (c) Pluspetrol S.A. 7.550 09/30/37 2,921,250
2,000,000 (c) Vista Energy Argentina SAU 7.875 04/08/38 2,059,000
1,200,000 (c) YPF S.A. 8.750 09/11/31 1,274,641
5,100,000 (c) YPF S.A. 8.250 01/17/34 5,329,699
TOTAL ARGENTINA 19,859,940
BRAZIL - 2.1%
1,725,000 (c) LD Celulose International GmbH 7.950 01/26/32 1,804,655
1,325,000 (c) Minerva Luxembourg S.A. 7.500 04/22/36 1,263,321
207,066 (c),(d) Oi S.A., (cash 10.000% or cash 7.500% and 6.000 PIK or PIK 13.500%) 10.000 06/30/27 99,909
1,950,000 (e) Petrobras Global Finance BV 6.250 01/10/36 1,942,103
1,500,000 Petrobras Global Finance BV 6.900 03/19/49 1,477,501
4,000,000 (c) Raizen Fuels Finance S.A. 6.250 07/08/32 2,190,000
1,800,000 (c) Raizen Fuels Finance S.A. 5.700 01/17/35 994,500
2,600,000 (c) Rede D'or Finance Sarl 6.450 09/09/35 2,524,782
2,600,000 (c) Rede D'or Finance Sarl 6.550 04/28/36 2,519,660
788,000 (c) Rio Oil Finance Trust 8.200 04/06/28 805,730
2,200,000 (c) Rumo Luxembourg Sarl 4.200 01/18/32 1,969,220
TOTAL BRAZIL 17,591,381
CHILE - 3.2%
2,000,000 (c) AES Andes S.A. 6.250 03/14/32 2,074,890
1,075,000 (c) AES Andes S.A. 8.150 06/10/55 1,120,687
2,550,250 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 2,025,531
2,300,000 (c),(f),(g) Banco de Credito e Inversiones S.A. 7.500 N/A 2,429,950
1,000,000 (c),(f),(g) Banco de Credito e Inversiones S.A. 8.750 N/A 1,076,360
2,100,000 (c),(f),(g) Banco del Estado de Chile 7.950 N/A 2,219,259
1,900,000 (c),(e) Celulosa Arauco y Constitucion S.A. 6.180 05/05/32 1,901,075
810,000 (c) Celulosa Arauco y Constitucion S.A. 5.150 01/29/50 665,410
2,450,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,223,479
1,000,000 (c) Corp Nacional del Cobre de Chile 6.330 01/13/35 1,050,056
850,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 902,331
2,150,000 (c) Corp Nacional del Cobre de Chile 4.375 02/05/49 1,685,233
1,500,000 (c) Embotelladora Andina S.A. 3.950 01/21/50 1,141,875
2,000,000 (c) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,262,440

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
$ 500,000 (c) Empresa Nacional del Petroleo 6.150% 05/10/33 $ 519,447
2,000,000 (c) Inversiones CMPC S.A. 6.700 12/09/57 1,965,300
1,000,000 (c) Latam Airlines Group S.A. 7.875 04/15/30 1,040,500
1,475,000 (c) Sociedad Transmisora Metropolitana S.p.A 6.385 12/15/55 1,503,320
TOTAL CHILE 26,807,143
CHINA - 0.3%
2,900,000 Fortune Star BVI Ltd, Reg S 6.800 09/09/29 2,866,090
TOTAL CHINA 2,866,090
COLOMBIA - 3.5%
1,643,000 (c),(g) Banco Davivienda S.A. 8.125 07/02/35 1,700,505
1,300,000 (g) Bancolombia S.A. 8.625 12/24/34 1,387,762
2,075,000 Ecopetrol S.A. 4.625 11/02/31 1,903,613
1,000,000 Ecopetrol S.A. 8.875 01/13/33 1,095,112
1,900,000 Ecopetrol S.A. 8.375 01/19/36 2,057,752
1,000,000 Ecopetrol S.A. 5.875 11/02/51 801,371
2,000,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 1,884,620
1,000,000 (c) Empresas Publicas de Medellin ESP 4.375 02/15/31 908,835
2,637,000 (c) Gran Tierra Energy, Inc 9.750 04/15/31 2,309,252
2,575,000 (c) Grupo Aval Ltd 4.375 02/04/30 2,444,023
2,200,000 (c) Grupo Nutresa S.A. 8.000 05/12/30 2,330,240
4,000,000 (c),(f) Grupo Nutresa S.A. 7.875 N/A 3,990,000
2,775,000 (c) Promigas S.A. ESP 7.750 06/24/56 2,819,400
3,944,000 (c) SierraCol Energy Andina LLC 9.000 11/14/30 3,874,980
TOTAL COLOMBIA 29,507,465
COSTA RICA - 0.5%
1,406,080 (c) Autopistas del Sol S.A. 7.375 12/30/30 1,401,778
2,624,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 2,742,657
TOTAL COSTA RICA 4,144,435
DOMINICAN REPUBLIC - 0.5%
2,300,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 7.000 06/30/34 2,383,421
1,700,000 (c) AES Andres BV 5.700 05/04/28 1,661,682
TOTAL DOMINICAN REPUBLIC 4,045,103
ECUADOR - 0.2%
1,775,000 (c) Corp Quiport S.A. 9.000 12/15/37 1,948,063
TOTAL ECUADOR 1,948,063
EL SALVADOR - 0.3%
2,450,000 (c) Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650 01/24/33 2,587,494
TOTAL EL SALVADOR 2,587,494
GHANA - 0.2%
1,100,000 (c),(e) Kosmos Energy Ltd 7.500 03/01/28 1,046,347
1,075,000 (c),(e) Kosmos Energy Ltd 8.750 10/01/31 879,216
TOTAL GHANA 1,925,563
GUATEMALA - 1.0%
2,550,000 (c) Energuate Trust 2 0 6.350 09/15/35 2,539,528
1,650,000 (c) Investment Energy Resources Ltd 6.250 04/26/29 1,624,584
1,750,000 (c) Millicom International Cellular S.A. 7.375 04/02/32 1,807,109
2,200,000 (c) Mobiliare Latam S.A. 6.750 11/10/32 2,200,484
TOTAL GUATEMALA 8,171,705
HONG KONG - 0.2%
2,000,000 (c) Melco Resorts Finance Ltd 5.375 12/04/29 1,948,664
TOTAL HONG KONG 1,948,664
INDIA - 3.0%
2,100,000 (c) Adani Ports & Special Economic Zone Ltd 4.375 07/03/29 2,037,263
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,620,549
1,622,250 (c) Continuum Green Energy India Pvt 7.500 06/26/33 1,663,822
1,850,000 (c) IIFL Finance Ltd 7.600 09/10/29 1,858,871
3,050,000 (c) IRB Infrastructure Developers Ltd 7.110 03/11/32 3,090,022
2,225,000 (c) Muthoot Finance Ltd 6.375 04/23/29 2,227,759
1,850,000 (c) Muthoot Finance Ltd 5.750 08/04/30 1,808,984
1,845,000 (c) Renew Treasury Ifsc Pvt Ltd 6.500 02/02/31 1,824,287
2,700,000 (c) ReNew Wind Energy AP2 4.500 07/14/28 2,612,114

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIA (continued)
$ 2,400,000 (c) Sammaan Capital Ltd 8.950% 08/28/28 $ 2,491,680
2,000,000 (c) Sammaan Capital Ltd 7.500 10/16/30 2,021,124
2,200,000 UPL Corp Ltd, Reg S 4.625 06/16/30 2,037,018
TOTAL INDIA 25,293,493
INDONESIA - 2.9%
2,400,000 (f),(g) Bank Negara Indonesia Persero Tbk PT, Reg S 4.300 N/A 2,356,603
3,500,000 (c) Freeport Indonesia PT 5.315 04/14/32 3,477,868
4,500,000 (c) Indika Energy Tbk PT 8.750 05/07/29 4,550,354
1,500,000 (c) Medco Laurel Tree Pte Ltd 6.950 11/12/28 1,502,247
1,500,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,547,510
1,250,000 (c) Pertamina Persero PT 4.700 07/30/49 1,030,433
1,000,000 (c) Perusahaan Listrik Negara PT 5.250 10/24/42 890,612
2,000,000 (c) Perusahaan Listrik Negara PT 6.150 05/21/48 1,912,324
3,175,000 (c) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 02/03/36 3,034,662
3,453,210 (c) Sorik Marapi Geothermal Power PT 7.750 08/05/31 3,472,992
995,000 (c) Star Energy Geothermal Darajat II 4.850 10/14/38 935,125
TOTAL INDONESIA 24,710,730
ISRAEL - 1.6%
2,000,000 (c),(g) Bank Hapoalim BM, Reg S 3.255 01/21/32 1,980,068
500,000 (c) Bank Hapoalim BM, Reg S 5.252 01/14/33 493,622
5,850,000 (g) Bank Leumi Le-Israel BM, Reg S 5.740 09/09/36 5,808,905
2,841,000 (c) Energean Israel Finance Ltd, Reg S 5.375 03/30/28 2,810,181
500,000 (c) Energean Israel Finance Ltd, Reg S 5.875 03/30/31 478,986
985,000 (c) Energean Israel Finance Ltd, Reg S 8.500 09/30/33 1,038,059
1,275,000 (c),(g) Mizrahi Tefahot Bank Ltd, Reg S 5.837 04/15/36 1,275,786
TOTAL ISRAEL 13,885,607
JAMAICA - 0.8%
3,496,385 (c) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 3,531,349
2,850,000 (c) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 2,825,176
TOTAL JAMAICA 6,356,525
KAZAKHSTAN - 0.2%
1,550,000 (c) KazMunayGas National Co JSC 6.375 10/24/48 1,557,273
TOTAL KAZAKHSTAN 1,557,273
MALAYSIA - 0.2%
1,320,000 (c) Petronas Capital Ltd 5.340 04/03/35 1,353,004
TOTAL MALAYSIA 1,353,004
MAURITIUS - 0.1%
987,888 (c) WLB Asset VI Pte Ltd 7.250 12/21/27 1,015,450
TOTAL MAURITIUS 1,015,450
MEXICO - 7.2%
2,500,000 (c),(f),(g) Banco Mercantil del Norte S.A. 8.450 N/A 2,503,558
3,100,000 (c),(f),(g) Banco Mercantil del Norte S.A. 8.375 N/A 3,174,400
1,500,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 1,487,326
2,225,000 (c) Banco Nacional de Comercio Exterior SNC 6.000 05/14/36 2,207,645
5,175,000 (c),(g) Banco Nacional de Mexico S.A. 6.697 08/07/36 5,096,857
3,000,000 (c),(g) BBVA Bancomer S.A. 5.125 01/18/33 2,941,200
3,000,000 (c),(f) Cemex SAB de C.V. 7.200 N/A 3,121,200
2,720,054 (c) CFE Fibra E 5.875 09/23/40 2,647,973
1,975,000 (c) Comision Federal de Electricidad 6.045 01/28/34 1,933,505
1,640,000 (c) Comision Federal de Electricidad 6.264 02/15/52 1,467,331
1,825,000 (c) COX Asset Mexico S.A. de C.V. 7.125 01/08/32 1,849,800
2,750,000 (c) El Puerto de Liverpool SAB de C.V. 5.750 02/10/38 2,646,875
3,300,000 (c) Fibra SOMA Trust F 7.125 05/28/36 3,280,794
2,100,000 (c) Grupo Aeromexico SAB de C.V. 8.625 11/15/31 2,152,500
2,000,000 Grupo Televisa SAB 6.125 01/31/46 1,548,987
1,000,000 (c) Mexico City Airport Trust 5.500 10/31/46 855,702
2,500,000 (c) Mexico Remittances Funding Fiduciary Estate Management Sarl 12.500 10/15/31 2,692,500
2,200,000 (c),(e) Nemak SAB de C.V. 3.625 06/28/31 1,902,261
960,000 (c) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 955,155
400,000 (c) Orbia Advance Corp SAB de C.V. 2.875 05/11/31 332,296
3,200,000 (c) Orbia Advance Corp SAB de C.V. 7.500 05/13/35 3,203,722

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 2,100,000 Pemex Project Funding Master Trust 6.625% 06/15/35 $ 2,038,810
5,619,000 Petroleos Mexicanos 6.700 02/16/32 5,668,723
2,200,000 Petroleos Mexicanos 5.625 01/23/46 1,759,620
2,075,000 Petroleos Mexicanos 6.350 02/12/48 1,710,272
1,500,000 Petroleos Mexicanos 6.950 01/28/60 1,261,590
500,000 (c) Saavi Energia Sarl 8.875 02/10/35 547,000
TOTAL MEXICO 60,987,602
MOROCCO - 0.7%
1,200,000 (c) OCP S.A. 6.700 03/01/36 1,253,760
4,000,000 (c) OCP S.A. 5.125 06/23/51 3,238,814
1,050,000 (c),(f) OCP S.A. 6.741 N/A 1,043,485
TOTAL MOROCCO 5,536,059
NIGERIA - 1.0%
5,000,000 (c) Dangote Fertiliser Ltd 7.750 05/05/31 5,019,903
3,100,000 (c) IHS Holding Ltd 7.875 05/29/30 3,189,193
TOTAL NIGERIA 8,209,096
PAKISTAN - 0.5%
1,600,000 (c) Veon Midco BV 9.000 07/15/29 1,675,468
2,475,000 (c) Veon Midco BV 7.450 06/01/33 2,468,904
TOTAL PAKISTAN 4,144,372
PANAMA - 0.7%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5.125 08/11/61 1,697,960
1,200,000 (c) Empresa de Transmision Electrica S.A. 5.125 05/02/49 961,380
2,100,000 (c) Generadora de Gatun S.A. 6.874 09/30/44 2,169,476
200,000 (c) Sable International Finance Ltd 7.125 10/15/32 198,514
1,286,016 (c) UEP Penonome II S.A. 6.500 10/01/38 1,153,556
TOTAL PANAMA 6,180,886
PERU - 1.7%
3,000,000 (c) Auna S.A. 8.750 11/06/32 3,005,700
1,325,000 (c) Banco Internacional del Peru SAA Interbank 4.800 07/15/31 1,298,977
1,700,000 (c) Banco Internacional del Peru SAA Interbank 6.397 04/30/35 1,749,470
717,257 (c) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 682,500
1,600,000 (c) Niagara Energy SAC 5.746 10/03/34 1,603,829
1,000,000 (c),(e) Petroleos del Peru S.A. 4.750 06/19/32 850,720
2,750,000 (c) Petroleos del Peru S.A. 5.625 06/19/47 1,965,783
3,190,000 (c) Volcan Cia Minera SAA 8.500 10/28/32 3,300,693
TOTAL PERU 14,457,672
REPUBLIC OF SERBIA - 0.4%
3,200,000 (c) Telecommunications co Telekom Srbija AD Belgrade 7.250 05/18/31 3,191,850
TOTAL REPUBLIC OF SERBIA 3,191,850
SAUDI ARABIA - 2.2%
3,300,000 Arabian Centres Sukuk IV Ltd, Reg S 8.875 12/04/30 3,323,319
2,500,000 BSF Finance, Reg S 5.761 09/03/35 2,453,876
2,500,000 (c) EIG Pearl Holdings Sarl 4.387 11/30/46 2,022,536
2,500,000 (c) S.A. Global Sukuk Ltd 4.125 09/17/30 2,424,184
5,300,000 Saudi Awwal Bank, Reg S 5.947 09/04/35 5,259,922
2,925,000 SNB Funding Ltd, Reg S 6.000 06/24/35 2,943,980
TOTAL SAUDI ARABIA 18,427,817
SINGAPORE - 0.1%
1,200,000 (c) Japfa Ltd 7.950 05/12/31 1,198,308
TOTAL SINGAPORE 1,198,308
SOUTH AFRICA - 1.7%
2,575,000 (c) Bidvest Group UK plc 6.200 09/17/32 2,597,088
2,875,000 (c) Eskom Holdings SOC Ltd 6.350 08/10/28 2,921,722
3,600,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 3,783,940
2,000,000 Sasol Financing USA LLC 5.500 03/18/31 1,862,606
2,275,000 (c) Sasol Financing USA LLC 8.750 04/10/33 2,354,625

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH AFRICA (continued)
$ 400,000 (c) Sibanye-Stillwater UK Financing plc 6.250% 11/15/31 $ 395,853
TOTAL SOUTH AFRICA 13,915,834
SUPRANATIONAL - 0.1%
UZS 10,300,000,000 International Finance Corp 11.000 11/13/26 859,665
TOTAL SUPRANATIONAL 859,665
THAILAND - 0.5%
2,000,000 (c) Bangkok Bank PCL 5.082 11/26/35 1,971,329
2,100,000 (c),(g) Bangkok Bank PCL 3.466 09/23/36 1,907,040
TOTAL THAILAND 3,878,369
TRINIDAD AND TOBAGO - 0.3%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6.050 01/15/36 769,896
1,350,000 (c) Trinidad Generation UnLtd 7.750 06/16/33 1,419,188
TOTAL TRINIDAD AND TOBAGO 2,189,084
TURKEY - 3.9%
3,050,000 (a),(c),(f),(g) Akbank TAS, (DGS5 + 4.221%) 7.950 N/A 2,941,854
3,700,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 3,454,817
2,700,000 (c) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,732,709
3,300,000 (c),(e) Limak Cimento Sanayi ve Ticaret AS. 9.750 07/25/29 3,335,831
3,500,000 (c),(e) Sisecam UK plc 8.375 01/23/33 3,552,734
3,350,000 (c) Turk Telekomunikasyon AS. 6.950 10/07/32 3,315,439
2,500,000 (c) Turkiye Garanti Bankasi AS. 8.125 01/08/36 2,531,831
1,200,000 (c) Turkiye Garanti Bankasi AS. 7.625 04/15/36 1,189,662
3,100,000 (c) Turkiye Is Bankasi AS. 7.575 02/05/37 3,042,586
2,875,000 (c) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 2,936,546
1,300,000 (c),(e) Yapi ve Kredi Bankasi AS. 7.250 03/03/30 1,314,780
2,000,000 (c) Yapi ve Kredi Bankasi AS. 9.250 01/17/34 2,072,118
TOTAL TURKEY 32,420,907
UKRAINE - 0.2%
2,335,120 (c) NAK Naftogaz Ukraine via Kondor Finance plc, (cash 7.625%, PIK 7.625%) 7.625 11/08/28 2,068,916
TOTAL UKRAINE 2,068,916
UNITED ARAB EMIRATES - 1.3%
2,000,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4.600 11/02/47 1,792,911
2,300,000 (c) DAE Funding LLC 4.950 01/15/33 2,219,272
1,649,675 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,466,168
3,000,000 (c) Ittihad International II Ltd 7.375 11/13/30 3,027,467
1,000,000 (c) MDGH GMTN RSC Ltd 4.375 11/22/33 956,992
2,235,325 (c) Sweihan PV Power Co PJSC 3.625 01/31/49 1,828,163
TOTAL UNITED ARAB EMIRATES 11,290,973
ZAMBIA - 0.2%
1,265,000 (c) First Quantum Minerals Ltd 8.000 03/01/33 1,322,562
760,000 (c) First Quantum Minerals Ltd 6.375 02/15/36 745,852
TOTAL ZAMBIA 2,068,414
TOTAL CORPORATE BONDS
(Cost $394,738,654) 389,183,023
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49.3%
ANGOLA - 0.3%
646,000 (c) Angolan Government International Bond 8.000 11/26/29 657,347
1,950,000 (c),(e) Angolan Government International Bond 9.375 05/08/48 1,871,735
TOTAL ANGOLA 2,529,082
ARGENTINA - 3.1%
12,025,000 Argentina Republic Government International Bond 2.500 07/09/41 8,988,687
6,625,000 Argentine Republic Government International Bond 5.000 01/09/38 5,518,625
12,009,989 Argentine Republic Government International Bond (Step Bond) 4.125 07/09/35 9,595,980

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARGENTINA (continued)
$ 2,623,713 (c) Provincia de Buenos Aires (Step Bond) 6.625% 09/01/37 $ 2,165,823
TOTAL ARGENTINA 26,269,115
AZERBAIJAN - 0.2%
2,050,000 (c) Republic of Azerbaijan International Bond 3.500 09/01/32 1,908,341
TOTAL AZERBAIJAN 1,908,341
BAHAMAS - 0.3%
1,825,000 (c) Bahamas Government International Bond 8.250 06/24/36 2,043,982
TOTAL BAHAMAS 2,043,982
BARBADOS - 0.5%
4,125,000 (c) Barbados Government International Bond 8.000 06/26/35 4,418,989
TOTAL BARBADOS 4,418,989
BENIN - 0.7%
1,700,000 (c) Benin Government International Bond 7.960 02/13/38 1,803,197
2,550,000 (c) Benin Government International Bond 8.375 01/23/41 2,749,486
EUR 1,125,000 (c) Benin Government International Bond 6.875 01/19/52 1,200,555
TOTAL BENIN 5,753,238
BOLIVIA - 0.3%
2,650,000 (c) Bolivian Government International Bond 9.450 05/14/31 2,708,300
TOTAL BOLIVIA 2,708,300
BRAZIL - 2.7%
BRL 15,400,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 2,751,205
BRL 44,875,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 7,216,458
BRL 6,400,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/37 968,103
4,010,000 Brazilian Government International Bond 6.000 10/20/33 4,028,045
2,400,000 Brazilian Government International Bond 6.625 03/15/35 2,462,160
1,500,000 Brazilian Government International Bond 6.250 05/22/36 1,485,000
1,100,000 Brazilian Government International Bond 5.000 01/27/45 877,800
300,000 Brazilian Government International Bond 4.750 01/14/50 221,700
1,475,000 Brazilian Government International Bond 7.125 05/13/54 1,480,900
930,000 Brazilian Government International Bond 7.250 01/12/56 933,022
TOTAL BRAZIL 22,424,393
CHILE - 1.1%
CLP 1,470,000,000 (c) Bonos de la Tesoreria de la Republica en pesos, Reg S 5.000 10/01/28 1,607,238
CLP 4,830,000,000 (c) Bonos de la Tesoreria de la Republica en pesos, Reg S 6.000 04/01/33 5,427,757
EUR 1,830,000 Chile Government International Bond 3.800 07/01/35 2,102,925
TOTAL CHILE 9,137,920
COLOMBIA - 2.4%
875,000 Colombia Government International Bond 6.125 01/21/31 882,394
EUR 2,385,000 Colombia Government International Bond 5.000 09/19/32 2,702,292
2,675,000 Colombia Government International Bond 7.500 02/02/34 2,854,225
1,500,000 Colombia Government International Bond 7.750 11/07/36 1,633,500
3,300,000 Colombia Government International Bond 6.125 01/18/41 3,087,150
3,550,000 Colombia Government International Bond 5.625 02/26/44 3,061,875
COP 5,820,000,000 Colombian TES 7.750 09/18/30 1,461,410
COP 6,600,000,000 Colombian TES 6.250 07/09/36 1,317,386
COP 14,202,000,000 Colombian TES 9.250 05/28/42 3,371,906
TOTAL COLOMBIA 20,372,138
COSTA RICA - 0.6%
1,050,000 (c) Costa Rica Government International Bond 6.550 04/03/34 1,119,751
EUR 1,750,000 (c) Costa Rica Government International Bond 6.001 01/16/36 2,109,356
1,800,000 (c) Costa Rica Government International Bond 7.000 04/04/44 1,960,524
TOTAL COSTA RICA 5,189,631
COTE D'IVOIRE - 0.6%
1,500,000 (c) Ivory Coast Government International Bond 8.075 04/01/36 1,640,167
2,000,000 (c) Ivory Coast Government International Bond 6.750 02/25/41 1,937,373
1,200,000 (c) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 1,327,426
TOTAL COTE D'IVOIRE 4,904,966
CZECH REPUBLIC - 0.6%
CZK 66,600,000 Czech Republic Government Bond, Reg S 0.950 05/15/30 2,795,498

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CZECH REPUBLIC (continued)
CZK 62,900,000 Czech Republic Government Bond 1.750% 06/23/32 $ 2,585,343
TOTAL CZECH REPUBLIC 5,380,841
DOMINICAN REPUBLIC - 2.5%
$ 6,800,000 (c) Dominican Republic Government International Bond 4.875 09/23/32 6,448,780
8,275,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 7,300,618
2,000,000 (c) Dominican Republic International Bond 6.150 05/17/38 1,985,700
6,125,000 (c) Dominican Republic International Bond 5.300 01/21/41 5,502,394
TOTAL DOMINICAN REPUBLIC 21,237,492
ECUADOR - 1.9%
3,300,000 (c) Ecuador Government International Bond 8.750 01/29/34 3,328,050
7,200,000 (c) Ecuador Government International Bond 9.250 01/29/39 7,390,800
4,637,020 (c) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 4,254,466
820,000 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 686,151
TOTAL ECUADOR 15,659,467
EGYPT - 2.2%
850,000 (c) Egypt Government International Bond 5.800 09/30/27 850,205
2,625,000 (c) Egypt Government International Bond 8.625 02/04/30 2,802,862
3,200,000 (c) Egypt Government International Bond 7.053 01/15/32 3,202,955
5,400,000 (c),(e) Egypt Government International Bond 8.500 01/31/47 5,280,365
1,000,000 (c) Egypt Government International Bond 8.150 11/20/59 921,315
EGP 83,500,000 Egypt Treasury Bills 0.000 07/07/26 1,698,445
EGP 147,500,000 Egypt Treasury Bills 0.000 11/10/26 2,766,694
EGP 30,400,000 Egypt Treasury Bills 0.000 12/22/26 555,030
TOTAL EGYPT 18,077,871
EL SALVADOR - 0.6%
3,100,000 (c) El Salvador Government International Bond 7.625 02/01/41 3,130,690
1,900,000 (c) El Salvador Government International Bond 7.125 01/20/50 1,761,452
1,500,000 (c) Republic of El Salvador 4.000 04/17/30 60,000
TOTAL EL SALVADOR 4,952,142
GEORGIA - 0.2%
1,900,000 (c) Georgia Government International Bond 5.125 01/28/31 1,848,771
TOTAL GEORGIA 1,848,771
GHANA - 1.0%
1,783,546 (c) Ghana Government International Bond 5.000 07/03/29 1,758,192
5,456,164 (c) Ghana Government International Bond 5.000 07/03/35 5,061,675
GHS 28,000,000 Republic of Ghana Government Bonds, (cash 4.700%, PIK 5.000%) 9.700 02/05/36 1,845,590
TOTAL GHANA 8,665,457
GUATEMALA - 0.6%
2,050,000 (c) Guatemala Government Bond 6.250 08/15/36 2,139,688
525,000 (c) Guatemala Government International Bond 4.900 06/01/30 518,441
2,775,000 (c) Guatemala Government International Bond 3.700 10/07/33 2,465,553
TOTAL GUATEMALA 5,123,682
HONDURAS - 0.3%
950,000 (c) Honduras Government International Bond 5.625 06/24/30 950,095
1,075,000 (c) Honduras Government International Bond 8.625 11/27/34 1,243,388
TOTAL HONDURAS 2,193,483
HUNGARY - 2.2%
HUF 1,150,000,000 Hungary Government Bond 4.500 03/23/28 3,660,448
1,900,000 (c) Hungary Government International Bond 6.125 05/22/28 1,945,911
4,900,000 (c) Hungary Government International Bond 2.125 09/22/31 4,247,996
HUF 1,106,250,000 Hungary Government International Bond 4.750 11/24/32 3,495,718
3,825,000 (c) Hungary Government International Bond 6.000 09/26/35 3,979,080
2,375,000 (c) Hungary Government International Bond 3.125 09/21/51 1,515,901
TOTAL HUNGARY 18,845,054
INDIA - 0.2%
INR 164,500,000 India Government Bond 7.180 07/24/37 1,778,428
TOTAL INDIA 1,778,428
INDONESIA - 1.4%
1,975,000 Indonesia Government International Bond 5.030 05/29/31 1,982,929
EUR 1,700,000 Indonesia Government International Bond 4.100 03/04/34 1,905,726
2,000,000 Indonesia Government International Bond 5.690 05/29/36 2,042,679

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA (continued)
IDR 44,560,000,000 Indonesia Treasury Bond 7.000% 09/15/30 $ 2,466,002
IDR 59,634,000,000 Indonesia Treasury Bond 6.625 02/15/34 3,200,158
TOTAL INDONESIA 11,597,494
JORDAN - 0.5%
$ 450,000 (c) Jordan Government International Bond 7.500 01/13/29 470,126
2,000,000 (c) Jordan Government International Bond 5.750 11/12/32 1,971,864
2,000,000 (c) Jordan Government International Bond 7.375 10/10/47 1,986,761
TOTAL JORDAN 4,428,751
KAZAKHSTAN - 0.8%
2,950,000 (c) Baiterek National Investment Holding JSC 5.200 05/06/33 2,929,799
1,975,000 (c) Kazakhstan Government International Bond 5.500 07/01/37 2,016,967
KZT 1,100,000,000 Kazakhstan Treasury Bill-MEKKAM 0.000 05/08/27 2,031,876
TOTAL KAZAKHSTAN 6,978,642
LEBANON - 0.2%
3,200,000 (d) Lebanon Government International Bond, Reg S 6.250 12/04/26 784,480
3,800,000 (d) Lebanon Government International Bond, Reg S 6.850 03/23/27 942,585
TOTAL LEBANON 1,727,065
MALAYSIA - 0.4%
MYR 6,000,000 Malaysia Government International Bond 4.254 05/31/35 1,541,308
MYR 7,825,000 Malaysia Government International Bond 4.762 04/07/37 2,089,284
TOTAL MALAYSIA 3,630,592
MEXICO - 1.6%
MXN 41,740,000 Mexican Bonos 7.750 05/29/31 2,318,584
3,200,000 Mexico Government International Bond 5.625 09/22/35 3,108,800
1,775,000 (e) Mexico Government International Bond 6.250 08/27/37 1,775,523
2,000,000 Mexico Government International Bond 6.125 02/09/38 1,962,000
2,250,000 Mexico Government International Bond 4.280 08/14/41 1,768,500
1,850,000 Mexico Government International Bond 4.400 02/12/52 1,322,750
1,300,000 Mexico Government International Bond 7.375 05/13/55 1,377,350
TOTAL MEXICO 13,633,507
MOROCCO - 0.5%
2,475,000 (c) Morocco Government International Bond 3.000 12/15/32 2,169,470
2,175,000 (c) Morocco Government International Bond 5.500 12/11/42 2,070,908
TOTAL MOROCCO 4,240,378
NIGERIA - 1.6%
2,300,000 (c) Nigeria Government International Bond 7.143 02/23/30 2,338,415
2,375,000 (c) Nigeria Government International Bond 7.875 02/16/32 2,473,429
950,000 (c) Nigeria Government International Bond 7.375 09/28/33 956,418
2,150,000 (c) Nigeria Government International Bond 10.375 12/09/34 2,552,248
2,000,000 (c) Nigeria Government International Bond 8.631 01/13/36 2,167,382
1,050,000 (c) Nigeria Government International Bond 7.696 02/23/38 1,069,859
NGN 2,900,000,000 (h) Nigeria OMO Bill 0.000 08/18/26 2,045,291
TOTAL NIGERIA 13,603,042
OMAN - 1.0%
1,575,000 (c) Oman Government International Bond 5.375 03/08/27 1,581,025
950,000 (c) Oman Government International Bond 5.625 01/17/28 960,051
1,325,000 (c) Oman Government International Bond 6.500 03/08/47 1,412,194
4,175,000 (c) Oman Government International Bond 6.750 01/17/48 4,578,164
TOTAL OMAN 8,531,434
PAKISTAN - 0.3%
875,000 (c) Pakistan Government International Bond 7.375 04/08/31 879,985
1,140,000 (c) Pakistan Government International Bond 8.875 04/08/51 1,148,768
TOTAL PAKISTAN 2,028,753
PARAGUAY - 0.9%
5,200,000 (c) Paraguay Government International Bond 2.739 01/29/33 4,604,184
1,275,000 (c) Paraguay Government International Bond 6.100 08/11/44 1,306,327
1,050,000 (c) Paraguay Government International Bond 5.600 03/13/48 998,077
350,000 (c) Paraguay Government International Bond 6.650 03/04/55 375,725
TOTAL PARAGUAY 7,284,313
PERU - 0.6%
PEN 3,525,000 Peru Government Bond 5.400 08/12/34 1,006,143

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PERU (continued)
PEN 6,725,000 (c) Peruvian Government International Bond 5.400% 08/12/34 $ 1,919,522
PEN 2,900,000 (c) Peruvian Government International Bond 7.600 08/12/39 908,161
$ 1,800,000 Peruvian Government International Bond 3.300 03/11/41 1,391,580
TOTAL PERU 5,225,406
POLAND - 2.2%
830,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 842,733
1,500,000 (c) Bank Gospodarstwa Krajowego 5.750 07/09/34 1,557,299
PLN 3,475,000 Republic of Poland Government Bond 4.750 07/25/29 936,277
PLN 12,700,000 Republic of Poland Government Bond 5.000 10/25/34 3,352,159
PLN 3,575,000 Republic of Poland Government International Bond 5.750 04/25/29 988,013
PLN 8,100,000 Republic of Poland Government International Bond 2.750 10/25/29 2,053,313
1,400,000 Republic of Poland Government International Bond 5.750 11/16/32 1,466,826
500,000 Republic of Poland Government International Bond 4.875 10/04/33 497,283
2,450,000 Republic of Poland Government International Bond 5.375 02/12/35 2,500,009
EUR 1,700,000 Republic of Poland Government International Bond, Reg S 3.875 07/07/37 1,954,697
2,198,000 Republic of Poland Government International Bond 5.500 04/04/53 2,080,130
TOTAL POLAND 18,228,739
REPUBLIC OF SERBIA - 0.3%
2,650,000 (c) Serbia Government International Bond 2.125 12/01/30 2,309,510
TOTAL REPUBLIC OF SERBIA 2,309,510
ROMANIA - 2.6%
1,860,000 (c) Romanian Government International Bond 5.875 01/30/29 1,874,880
RON 11,000,000 Romanian Government International Bond 8.000 04/29/30 2,511,978
3,270,000 (c),(e) Romanian Government International Bond 3.625 03/27/32 2,928,641
EUR 1,895,000 (c) Romanian Government International Bond 5.250 05/30/32 2,205,199
7,920,000 (c) Romanian Government International Bond 5.750 03/24/35 7,667,892
4,000,000 (c) Romanian Government International Bond 5.750 07/04/36 3,825,009
1,400,000 (c) Romanian Government International Bond 4.000 02/14/51 940,973
TOTAL ROMANIA 21,954,572
RWANDA - 0.3%
2,675,000 (c) Rwanda International Government Bond 5.500 08/09/31 2,556,978
TOTAL RWANDA 2,556,978
SAUDI ARABIA - 1.1%
1,950,000 (c) Saudi Government International Bond 5.375 01/13/31 1,987,723
1,250,000 (c) Saudi Government International Bond 5.000 01/16/34 1,249,697
2,400,000 (c) Saudi Government International Bond 5.625 01/13/35 2,483,251
1,425,000 (c) Saudi Government International Bond 3.250 11/17/51 926,615
2,000,000 (c) Saudi Government International Bond 3.750 01/21/55 1,392,472
1,500,000 (c) Saudi Government International Bond 3.450 02/02/61 948,661
TOTAL SAUDI ARABIA 8,988,419
SENEGAL - 0.4%
3,600,000 (c) Senegal Government International Bond 6.250 05/23/33 1,906,736
3,300,000 (c) Senegal Government International Bond 6.750 03/13/48 1,707,835
TOTAL SENEGAL 3,614,571
SOUTH AFRICA - 1.7%
ZAR 23,250,000 Republic of South Africa Government Bond 8.500 01/31/37 1,412,506
ZAR 34,075,000 Republic of South Africa Government International Bond 8.875 02/28/35 2,154,685
2,050,000 (c) Republic of South Africa Government International Bond 7.100 11/19/36 2,200,037
ZAR 43,400,000 Republic of South Africa Government International Bond 9.000 01/31/40 2,677,049
ZAR 20,900,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,251,924
1,250,000 Republic of South Africa Government International Bond 5.375 07/24/44 1,057,615
775,000 Republic of South Africa Government International Bond 5.750 09/30/49 655,262
2,600,000 Republic of South Africa Government International Bond 7.300 04/20/52 2,619,741
TOTAL SOUTH AFRICA 14,028,819
SRI LANKA - 0.8%
1,212,281 (c) Sri Lanka Government International Bond 3.350 03/15/33 1,165,062
4,778,220 (c) Sri Lanka Government International Bond 3.600 06/15/35 3,984,472
1,633,502 (c) Sri Lanka Government International Bond 3.600 02/15/38 1,649,490
TOTAL SRI LANKA 6,799,024
SUPRANATIONAL - 0.4%
INR 176,300,000 Asian Development Bank 6.150 02/25/30 1,786,003

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SUPRANATIONAL (continued)
INR 57,100,000 Asian Infrastructure Investment Bank, Reg S 6.000% 12/08/31 $ 563,212
INR 79,000,000 Inter-American Development Bank 7.350 10/06/30 832,248
TOTAL SUPRANATIONAL 3,181,463
TURKEY - 2.2%
$ 800,000 Turkey Government International Bond 5.125 02/17/28 792,892
825,000 Turkey Government International Bond 5.250 03/13/30 799,770
2,050,000 Turkey Government International Bond 6.000 01/14/41 1,811,043
4,350,000 Turkey Government International Bond 4.875 04/16/43 3,302,245
2,000,000 Turkiye Government International Bond 6.375 05/22/31 1,997,672
4,200,000 Turkiye Government International Bond 7.125 07/17/32 4,303,199
3,720,000 Turkiye Government International Bond 6.300 03/14/33 3,633,071
2,000,000 (c) Turkiye Ihracat Kredi Bankasi AS. 6.375 01/15/31 1,949,860
TOTAL TURKEY 18,589,752
UGANDA - 0.3%
UGX 10,893,000,000 Republic of Uganda Government Bonds 14.250 06/22/34 2,831,066
TOTAL UGANDA 2,831,066
UKRAINE - 0.6%
3,108,800 (c) Ukraine Government International Bond 4.000 02/01/32 2,566,314
1,579,875 (c) Ukraine Government International Bond 0.000 02/01/35 945,555
337,395 (c) Ukraine Government International Bond 0.000 02/01/36 201,594
1,550,000 (c) Ukraine Government International Bond 4.500 02/01/36 1,057,100
TOTAL UKRAINE 4,770,563
UNITED ARAB EMIRATES - 0.2%
2,600,000 Emirate of Dubai Government International Bonds, Reg S 3.900 09/09/50 1,856,720
TOTAL UNITED ARAB EMIRATES 1,856,720
URUGUAY - 0.6%
1,500,000 Oriental Republic of Uruguay 5.250 09/10/60 1,390,500
UYU 70,575,000 Uruguay Government International Bond 8.250 05/21/31 1,826,011
UYU 18,940,950 Uruguay Government International Bond 9.750 07/20/33 523,344
600,000 Uruguay Government International Bond 5.750 10/28/34 627,000
UYU 21,400,000 Uruguay Government International Bond 8.000 10/29/35 543,697
TOTAL URUGUAY 4,910,552
UZBEKISTAN - 0.7%
UZS 9,240,000,000 (c) Republic of Uzbekistan International Bond 16.625 05/29/27 807,053
3,000,000 (c) Republic of Uzbekistan International Bond 5.375 02/20/29 3,008,923
1,400,000 (c) Republic of Uzbekistan International Bond 3.700 11/25/30 1,305,482
775,000 (c) Republic of Uzbekistan International Bond 6.900 02/28/32 826,854
TOTAL UZBEKISTAN 5,948,312
TOTAL GOVERNMENT BONDS
(Cost $411,638,783) 414,901,220
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.3%
CAYMAN ISLANDS - 0.3%
2,732,449 (c),(i) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 2,444,203
TOTAL CAYMAN ISLANDS 2,444,203
TOTAL STRUCTURED ASSETS
(Cost $2,732,449) 2,444,203
TOTAL LONG-TERM INVESTMENTS
(Cost $817,679,140) 814,806,464
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
11,552,990 (j) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (k) 11,552,990
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $11,552,990) 11,552,990

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENTS - 0.6%
$ 4,643,000 (l) Fixed Income Clearing Corporation 3.650% 07/01/26 $ 4,643,000
TOTAL REPURCHASE AGREEMENTS 4,643,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,643,000) 4,643,000
TOTAL INVESTMENTS - 98.7%
(Cost $833,875,130) 831,002,454
OTHER ASSETS & LIABILITIES, NET - 1.3% 10,979,870
NET ASSETS - 100.0% $ 841,982,324
ADR American Depositary Receipt
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
DGS5 5-Year Treasury Constant Maturity Rate
EGP Egyptian Pound
EUR Euro
GHS Ghanaian Cedi
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigeria Naira
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
RON Romanian Leu
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $565,266,596 or 68.0% of Total
Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,214,667.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 4.7% of Total Investments.
(h) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $4,643,471 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/15/28, valued at $4,735,906.

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
Investments in Derivatives
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 1,832,749 $ 2,163,517 Australia and New Zealand Banking Group Limited 07/08/26 $ (68,736)
$ 17,282,310 EUR 14,950,748 Australia and New Zealand Banking Group Limited 07/08/26 194,018
EUR 932,926 $ 1,094,466 Morgan Stanley 07/08/26 (28,157)
Total  $ 97,125
Total unrealized appreciation on forward foreign currency contracts  $ 194,018
Total unrealized depreciation on forward foreign currency contracts  $ (96,893)
EUR Euro
Summary of investments by industry group
(% of net assets)
Government bonds 49.3%
Energy 9.0%
Banks 8.3%
Utilities 7.5%
Materials 5.5%
Transportation 3.7%
Food, Beverage & Tobacco 2.7%
Financial Services 2.3%
Telecommunication Services 2.0%
Capital Goods 1.2%
Real Estate Management & Development 1.1%
Other 4.1%
Total 96.7%

Portfolio of Investments June 30, 2026
Inflation Linked Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
CORPORATE BONDS - 0.0%
FINANCIAL SERVICES - 0.0%
$ 356,434 HNA LLC 2 .369% 09/18/27 $ 350,993
TOTAL FINANCIAL SERVICES 350,993
TOTAL CORPORATE BONDS
(Cost $356,435) 350,993
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 99.2%
MORTGAGE BACKED - 1.5%
5,862,859 Ginnie Mae I Pool 3 .600 09/15/31 5,696,600
3,455,366 Ginnie Mae I Pool 3 .700 10/15/33 3,332,564
1,078,929 Ginnie Mae I Pool 3 .380 07/15/35 1,017,490
1,077,473 Ginnie Mae I Pool 3 .870 10/15/36 1,031,340
3,964,127 Ginnie Mae I Pool 3 .940 03/15/37 3,799,294
14,107,964 Ginnie Mae I Pool 1 .730 07/15/37 12,052,550
10,957,495 Ginnie Mae I Pool 1 .650 07/15/42 8,659,019
11,336,728 Ginnie Mae I Pool 2 .750 01/15/45 10,700,310
TOTAL MORTGAGE BACKED 46,289,167
U.S. TREASURY SECURITIES - 97.7%
14,548,977 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 13,923,386
10,489,425 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 10,462,792
23,335,181 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 22,879,415
33,616,972 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 33,054,464
88,842,714 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 88,398,948
102,713,201 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 100,080,238
42,176,254 (a) United States Treasury Inflation Indexed Bonds 1
.750
01/15/28 41,880,630
167,340,104 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 164,619,753
36,600,382 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 37,516,322
66,315,102 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 64,835,469
110,436,201 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 111,611,778
93,408,522 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 90,863,391
67,274,919 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 68,115,979
136,799,974 (a) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 137,171,872
59,509,509 (a) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 62,480,492
77,403,104 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 73,817,985
66,018,278 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/29 65,552,191
127,598,573 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 119,812,390
173,041,112 (a) United States Treasury Inflation Indexed Bonds 1 .625 04/15/30 170,927,792
129,223,300 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 120,727,204
140,002,371 (a) United States Treasury Inflation Indexed Bonds 1 .125 10/15/30 135,934,188
150,152,777 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 138,671,770
80,380,245 (a) United States Treasury Inflation Indexed Bonds 1 .125 04/15/31 77,873,742
145,877,960 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 133,919,539
33,514,703 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 30,338,593
35,126,798 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 37,811,309
80,382,079 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 74,438,608
131,046,808 (a) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 123,941,889
99,755,110 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 95,685,255
177,737,202 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 173,654,206
130,419,349 (a) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 128,538,672
160,498,572 (a) United States Treasury Inflation Indexed Bonds 2 .125 01/15/35 160,120,183
136,427,407 (a) United States Treasury Inflation Indexed Bonds 1 .875 07/15/35 133,400,723
117,131,129 (a) United States Treasury Inflation Indexed Bonds 1 .875 01/15/36 113,751,356

Inflation Linked Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 12,630,706 (a) United States Treasury Inflation Indexed Bonds 2 .125% 02/15/40 $ 12,179,568
TOTAL U.S. TREASURY SECURITIES 3,168,992,092
TOTAL GOVERNMENT BONDS
(Cost $3,298,578,302) 3,215,281,259
TOTAL LONG-TERM INVESTMENTS
(Cost $3,298,934,737) 3,215,632,252
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENTS - 0.3%
10,495,000 (b) Fixed Income Clearing Corporation 3 .650 07/01/26 10,495,000
TOTAL REPURCHASE AGREEMENTS 10,495,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,495,000) 10,495,000
TOTAL INVESTMENTS - 99.5%
(Cost $3,309,429,737) 3,226,127,252
OTHER ASSETS & LIABILITIES, NET - 0.5% 17,488,006
NET ASSETS - 100.0% $ 3,243,615,258
(a) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $10,496,064 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 7/15/32, valued at $10,704,951.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 349 09/30/26  $ 37,319,684 $ 37,359,359 $ 39,675

Consolidated Portfolio of Investments June 30, 2026
International Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.2%
BANK LOAN OBLIGATIONS - 1.0%
CANADA - 0.2%
$ 498,628 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.394% 09/23/30 $ 498,421
396,960 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5.413 03/21/31 396,588
595,977 (a) Garda World Security Corporation, Term Loan B, (TSFR3M + 2.750%) 6.419 02/01/29 595,977
498,750 (a) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M + 2.750%) 6.482 09/24/32 499,374
370,645 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.394 01/31/30 363,465
TOTAL CANADA 2,353,825
GERMANY - 0.0%
495,267 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6.377 04/30/30 498,001
TOTAL GERMANY 498,001
IRELAND - 0.1%
453,092 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5.389 06/24/30 453,705
396,947 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.482 11/29/30 394,069
297,744 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5.732 06/04/32 296,954
TOTAL IRELAND 1,144,728
LUXEMBOURG - 0.1%
550,000 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5.482 09/19/31 550,687
497,500 (a) PG Investment Company 59 S.a r.l., Repriced Term Loan B, (TSFR3M + 2.000%) 5.732 03/26/31 497,908
TOTAL LUXEMBOURG 1,048,595
SPAIN - 0.0%
474,332 (a) Fluidra, S.A., Term Loan B, (TSFR1M + 1.925%) 5.669 01/29/29 475,686
TOTAL SPAIN 475,686
SWEDEN - 0.0%
198,500 (a) Anticimex International AB, Term Loan, (SOFR90A + 2.900%) 6.410 11/17/31 199,102
TOTAL SWEDEN 199,102
UNITED KINGDOM - 0.1%
645,125 (a) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029), (TSFR3M + 2.250%) 5.982 10/31/29 645,125
TOTAL UNITED KINGDOM 645,125
UNITED STATES - 0.5%
497,487 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6.144 09/19/31 491,441
464,392 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6.416 07/30/31 419,743
407,374 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.144 06/16/31 394,291
498,747 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.144 01/28/32 499,839
349,125 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6.144 01/31/30 349,780
496,615 (a) Gibraltar Industries Inc, Term Loan B, (TSFR1M + 2.250%) 5.872 02/02/33 496,305
495,583 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.922 06/20/30 495,630
248,512 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5.894 05/05/28 249,477
328,566 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.500%) 6.144 12/12/31 329,011
451,753 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.000%) 5.644 02/21/31 451,425
446,617 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6.144 12/19/30 447,514
497,468 (a) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.144 01/20/32 498,085
522,342 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.144 02/28/31 523,026
500,000 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6.482 05/06/31 489,375
397,000 (a) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5.913 02/10/31 374,804
198,485 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5.982 11/23/29 198,063
446,591 (a) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5.394 04/03/28 446,513
TOTAL UNITED STATES 7,154,322
TOTAL BANK LOAN OBLIGATIONS
(Cost $13,643,910) 13,519,384
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 20.4%
AUSTRALIA - 0.3%
EUR 1,500,000 Amcor UK Finance plc 3.950 05/29/32 1,731,329
800,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 768,364

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUSTRALIA (continued)
EUR 1,500,000 (b) Glencore Capital Finance DAC, Reg S 4.154% 04/29/31 $ 1,761,987
TOTAL AUSTRALIA 4,261,680
AUSTRIA - 0.1%
EUR 600,000 (c),(d) Erste Group Bank AG., Reg S 4.250 N/A 689,203
EUR 500,000 (b) Raiffeisen Bank International AG., Reg S 3.500 02/16/34 561,464
TOTAL AUSTRIA 1,250,667
BELGIUM - 0.1%
EUR 800,000 (e) Proximus SADP, Reg S 0.750 11/17/36 693,716
TOTAL BELGIUM 693,716
BRAZIL - 0.2%
$ 1,400,000 Embraer Netherlands Finance BV 5.400 01/09/38 1,351,899
300,000 Suzano Austria GmbH 3.125 01/15/32 265,943
775,000 Suzano Netherlands BV 5.500 01/15/36 753,468
TOTAL BRAZIL 2,371,310
CANADA - 0.6%
GBP 500,000 (b) Bank of Montreal, Reg S 5.125 10/10/28 668,827
EUR 2,000,000 (b) Canadian Imperial Bank of Commerce, Reg S 3.250 07/16/31 2,271,763
EUR 250,000 (f) Fairfax Financial Holdings Ltd 2.750 03/29/28 283,682
GBP 1,000,000 (e) Federation des Caisses Desjardins du Quebec, Reg S 4.875 10/08/30 1,326,034
EUR 3,000,000 (b) Federation des Caisses Desjardins du Quebec, Reg S 3.250 03/28/31 3,400,832
500,000 Hopper Merger SUB Inc 5.896 04/07/33 489,898
TOTAL CANADA 8,441,036
CHILE - 0.4%
392,346 (f) Alfa Desarrollo S.p.A 4.550 09/27/51 311,620
1,100,000 (f) Antofagasta plc 5.625 09/09/35 1,113,647
200,000 (f),(g) Celulosa Arauco y Constitucion S.A. 6.180 05/05/32 200,113
200,000 (f) Cia Cervecerias Unidas S.A. 3.350 01/19/32 181,509
900,000 (f) Corp Nacional del Cobre de Chile 5.950 01/08/34 927,494
200,000 (f) Corp Nacional del Cobre de Chile 6.440 01/26/36 212,313
825,000 (f) Empresa Nacional del Petroleo 3.450 09/16/31 752,997
1,000,000 (f),(g) Latam Airlines Group S.A. 7.875 04/15/30 1,040,500
500,000 (f) Sociedad Quimica y Minera de Chile S.A. 5.500 09/10/34 501,250
TOTAL CHILE 5,241,443
COLOMBIA - 0.0%
75,000 Ecopetrol S.A. 6.875 04/29/30 76,364
300,000 Ecopetrol S.A. 4.625 11/02/31 275,221
300,000 Ecopetrol S.A. 8.875 01/13/33 328,534
TOTAL COLOMBIA 680,119
DENMARK - 0.1%
EUR 500,000 (b) Carlsberg Breweries A.S., Reg S 3.500 02/28/35 564,193
GBP 900,000 Danske Bank A.S., Reg S 2.250 01/14/28 1,179,505
TOTAL DENMARK 1,743,698
FRANCE - 2.0%
EUR 2,000,000 (e) Air Liquide Finance S.A., Reg S 2.625 11/05/29 2,257,227
EUR 1,600,000 (b) Airbus SE, Reg S 1.375 05/13/31 1,682,987
EUR 1,000,000 (b) Airbus SE, Reg S 3.375 05/13/33 1,139,843
EUR 600,000 (b) Airbus SE, Reg S 2.375 06/09/40 576,827
EUR 1,600,000 AXA S.A., Reg S 3.375 05/31/34 1,826,384
EUR 500,000 AXA S.A., Reg S 1.375 10/07/41 513,552
EUR 400,000 (c),(d),(e) AXA S.A., Reg S 6.375 N/A 490,802
500,000 (c),(d),(f) BNP Paribas S.A. 8.500 N/A 527,265
EUR 2,500,000 Credit Agricole Assurances S.A., Reg S 1.500 10/06/31 2,570,893
EUR 1,700,000 Electricite de France S.A., Reg S 2.000 10/02/30 1,845,585
EUR 1,500,000 (e) Electricite de France S.A., Reg S 3.000 03/04/31 1,689,359
EUR 1,300,000 (e) Engie S.A., Reg S 3.625 12/06/26 1,489,316
EUR 2,000,000 (e) Engie S.A., Reg S 3.250 01/11/32 2,270,949
EUR 300,000 (e) La Poste S.A., Reg S 0.625 01/18/36 259,151
EUR 1,500,000 RCI Banque S.A., Reg S 3.875 09/30/30 1,730,241
EUR 1,500,000 (e) RCI Banque S.A., Reg S 3.625 11/03/32 1,672,622
EUR 600,000 (e) Societe Generale S.A., Reg S 4.000 11/16/27 696,042
EUR 500,000 (e) Societe Generale S.A., Reg S 0.500 06/12/29 542,700

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE (continued)
EUR 1,400,000 (e) Societe Generale S.A., Reg S 4.875% 11/21/31 $ 1,683,968
EUR 600,000 (e) Thales S.A., Reg S 3.625 06/14/29 695,772
EUR 1,500,000 (e) TotalEnergies Capital International S.A., Reg S 3.160 03/03/33 1,685,039
EUR 1,000,000 (e) TotalEnergies Capital International S.A., Reg S 3.852 03/03/45 1,064,355
TOTAL FRANCE 28,910,879
GERMANY - 1.0%
GBP 500,000 (b) BMW International Investment BV, Reg S 5.000 01/24/28 668,564
GBP 1,100,000 (b) Commerzbank AG., Reg S 5.000 10/15/31 1,447,678
EUR 1,500,000 (b) Deutsche Bank AG., Reg S 1.625 01/20/27 1,703,768
GBP 1,500,000 (b) Deutsche Bank AG., Reg S 1.875 12/22/28 1,908,367
GBP 600,000 Deutsche Bank AG., Reg S 5.000 02/26/29 797,904
EUR 1,000,000 Deutsche Bank AG., Reg S 3.000 06/16/29 1,137,152
EUR 500,000 (b) EnBW International Finance BV, Reg S 4.300 05/23/34 598,909
GBP 300,000 (b) Mercedes-Benz International Finance BV, Reg S 5.000 07/12/27 399,877
EUR 500,000 (e) Sartorius Finance BV, Reg S 4.375 09/14/29 588,959
EUR 1,400,000 (b) Siemens Financieringsmaatschappij NV, Reg S 2.625 05/27/29 1,588,204
EUR 500,000 (b) Volkswagen Financial Services Overseas AG., Reg S 3.750 09/10/26 572,164
EUR 500,000 (b) Volkswagen International Finance NV, Reg S 3.750 09/28/27 575,767
EUR 2,000,000 ZF Europe Finance BV, Reg S 7.000 06/12/30 2,428,782
TOTAL GERMANY 14,416,095
GUATEMALA - 0.0%
$ 200,000 (f) Millicom International Cellular S.A. 4.500 04/27/31 186,626
TOTAL GUATEMALA 186,626
INDIA - 0.0%
300,000 (f) Adani Electricity Mumbai Ltd 3.867 07/22/31 274,357
225,000 (f) UltraTech Cement Ltd 2.800 02/16/31 204,662
TOTAL INDIA 479,019
INDONESIA - 0.3%
2,000,000 (e) Bank Mandiri Persero Tbk PT, Reg S 5.250 04/10/31 1,990,933
800,000 (f) Pertamina Persero PT 2.300 02/09/31 703,343
300,000 (f) Perusahaan Listrik Negara PT 5.250 10/24/42 267,184
900,000 (f) Perusahaan Listrik Negara PT 6.150 05/21/48 860,546
225,000 (f) Perusahaan Listrik Negara PT 4.875 07/17/49 181,086
TOTAL INDONESIA 4,003,092
IRELAND - 0.2%
EUR 2,320,000 (e) Bank of Ireland Group plc, Reg S 5.000 07/04/31 2,815,012
TOTAL IRELAND 2,815,012
ISRAEL - 0.1%
850,000 (f) Bank Hapoalim BM, Reg S 5.252 01/14/33 839,158
500,000 (f) Israel Electric Corp Ltd, Reg S 4.250 08/14/28 491,046
TOTAL ISRAEL 1,330,204
ITALY - 0.5%
EUR 1,500,000 (b) Enel Finance International NV, Reg S 3.875 01/23/35 1,730,881
EUR 2,400,000 (b) Eni S.p.A, Reg S 0.625 01/23/30 2,516,181
EUR 1,700,000 (b) Intesa Sanpaolo S.p.A, Reg S 5.125 08/29/31 2,100,522
200,000 (f) Intesa Sanpaolo S.p.A 4.198 06/01/32 188,769
TOTAL ITALY 6,536,353
JAPAN - 0.4%
EUR 2,100,000 Mizuho Financial Group, Inc, Reg S 1.598 04/10/28 2,343,639
EUR 500,000 (e) Mizuho Financial Group, Inc, Reg S 3.460 08/27/30 575,384
EUR 2,500,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 2,527,135
TOTAL JAPAN 5,446,158
LUXEMBOURG - 0.1%
EUR 600,000 (f) Albion Financing  SARL 5.375 05/21/30 709,133
EUR 500,000 (b) ArcelorMittal S.A., Reg S 3.125 12/13/28 571,483
TOTAL LUXEMBOURG 1,280,616
MEXICO - 1.2%
525,000 (c),(d),(f) Banco Mercantil del Norte S.A. 8.000 N/A 525,787
1,450,000 (c),(d),(f) Banco Mercantil del Norte S.A. 6.625 N/A 1,380,670
3,675,000 (f) Banco Nacional de Comercio Exterior SNC 6.000 05/14/36 3,646,335
2,950,000 (d),(f) Banco Nacional de Mexico S.A. 6.697 08/07/36 2,905,455

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 250,000 (f) Bimbo Bakeries USA, Inc 5.375% 01/09/36 $ 249,768
1,225,000 Cemex SAB de C.V. 5.750 06/05/36 1,220,713
971,448 (f) CFE Fibra E 5.875 09/23/40 945,705
950,000 (f) Comision Federal de Electricidad 6.450 01/24/35 950,373
600,000 (f) El Puerto de Liverpool SAB de C.V. 5.750 02/10/38 577,500
1,400,000 (f) Esentia Energy Development SAB de C.V. 6.125 07/30/33 1,394,120
1,350,000 (f) FIBRA ProLogis 5.625 01/14/38 1,302,885
1,500,000 Pemex Project Funding Master Trust 6.625 06/15/35 1,456,293
500,000 Petroleos Mexicanos 6.840 01/23/30 513,531
TOTAL MEXICO 17,069,135
MOROCCO - 0.1%
1,700,000 (f) OCP S.A. 6.700 03/01/36 1,776,160
TOTAL MOROCCO 1,776,160
NETHERLANDS - 1.1%
GBP 500,000 (e) ABN AMRO Bank NV, Reg S 4.750 10/24/29 663,765
EUR 1,700,000 (b) Cooperatieve Rabobank UA, Reg S 4.233 04/25/29 1,983,289
EUR 2,500,000 (b) Heineken NV, Reg S 2.565 10/03/28 2,836,341
EUR 2,000,000 (e) ING Groep NV, Reg S 2.875 11/10/30 2,254,223
EUR 1,500,000 (b) ING Groep NV, Reg S 3.750 09/03/35 1,716,039
EUR 2,000,000 (e) Lineage Europe Finco BV 4.125 11/26/31 2,279,781
EUR 1,900,000 (f) Sunrise FinCo I BV 4.625 05/15/32 2,172,397
EUR 1,150,000 (f) VZ Secured Financing BV 3.500 01/15/32 1,225,103
TOTAL NETHERLANDS 15,130,938
NIGERIA - 0.1%
EUR 1,000,000 (f) BOI Finance BV 7.500 02/16/27 1,162,846
TOTAL NIGERIA 1,162,846
NORWAY - 0.0%
EUR 500,000 (b) Statkraft AS., Reg S 3.125 12/13/26 572,268
EUR 100,000 (b) Statnett SF, Reg S 3.500 06/08/33 115,210
TOTAL NORWAY 687,478
PERU - 0.1%
2,000,000 (f) Banco Internacional del Peru SAA Interbank 4.800 07/15/31 1,960,720
TOTAL PERU 1,960,720
POLAND - 0.0%
EUR 250,000 (e) ORLEN S.A., Reg S 1.125 05/27/28 274,109
TOTAL POLAND 274,109
PORTUGAL - 0.0%
EUR 500,000 (e) EDP Servicios Financieros Espana SAU, Reg S 4.125 04/04/29 586,666
TOTAL PORTUGAL 586,666
QATAR - 0.0%
300,000 (e) CBQ Finance Ltd, Reg S 5.375 03/28/29 302,642
TOTAL QATAR 302,642
ROMANIA - 0.0%
EUR 250,000 (e) NE Property BV, Reg S 2.000 01/20/30 269,844
TOTAL ROMANIA 269,844
SAUDI ARABIA - 0.4%
2,750,000 (e) Alinma Sukuk Ltd, Reg S 5.792 11/10/35 2,723,988
2,675,000 (e) SNB Funding Ltd, Reg S 6.000 06/24/35 2,692,357
TOTAL SAUDI ARABIA 5,416,345
SINGAPORE - 0.0%
EUR 200,000 (e) Temasek Financial I Ltd, Reg S 0.500 11/20/31 198,042
TOTAL SINGAPORE 198,042
SOUTH AFRICA - 0.3%
1,700,000 (f) Bidvest Group UK plc 6.200 09/17/32 1,714,582
1,250,000 (e) Eskom Holdings SOC Ltd, Reg S 4.314 07/23/27 1,236,055
300,000 Sasol Financing USA LLC 5.500 03/18/31 279,391
500,000 (f) Transnet SOC Ltd 8.250 02/06/28 519,066
TOTAL SOUTH AFRICA 3,749,094
SPAIN - 0.8%
EUR 2,000,000 Banco de Credito Social Cooperativo S.A., Reg S 3.500 06/13/31 2,282,145
GBP 1,500,000 (e) Banco Santander S.A., Reg S 5.500 06/11/29 2,021,655

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SPAIN (continued)
EUR 1,800,000 Banco Santander S.A., Reg S 4.875% 10/18/31 $ 2,197,810
EUR 2,000,000 (b) CaixaBank S.A., Reg S 3.625 09/19/32 2,301,860
EUR 500,000 (b) Cepsa Finance S.A., Reg S 4.125 04/11/31 578,976
EUR 1,900,000 (b) Iberdrola Finanzas S.A., Reg S 3.000 09/30/31 2,148,733
TOTAL SPAIN 11,531,179
SUPRANATIONAL - 0.3%
INR 146,000,000 Inter-American Development Bank 7.000 01/25/29 1,522,967
INR 38,000,000 International Bank for Reconstruction & Development 7.050 07/22/29 396,529
UZS 24,200,000,000 International Finance Corp 11.000 11/13/26 2,019,796
TOTAL SUPRANATIONAL 3,939,292
SWEDEN - 0.0%
EUR 500,000 (e) Skandinaviska Enskilda Banken AB, Reg S 3.000 02/10/32 565,977
TOTAL SWEDEN 565,977
SWITZERLAND - 0.6%
EUR 2,750,000 (e) Cloverie plc for Zurich Insurance Co Ltd, Reg S 1.500 12/15/28 3,033,355
EUR 1,500,000 UBS AG., Reg S 0.500 03/31/31 1,516,370
EUR 1,600,000 (e) UBS Group AG, Reg S 0.250 11/05/28 1,762,971
EUR 1,800,000 (e) UBS Group AG., Reg S 3.125 02/13/31 2,039,993
TOTAL SWITZERLAND 8,352,689
TURKEY - 0.1%
$ 1,075,000 (f) Turk Telekomunikasyon AS. 6.950 10/07/32 1,063,910
800,000 (f) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 817,126
TOTAL TURKEY 1,881,036
UNITED ARAB EMIRATES - 0.2%
200,000 (e) Abu Dhabi Commercial Bank PJSC, Reg S 5.361 03/10/35 199,203
1,875,000 (e) Burjeel Sukuk Ltd, Reg S 7.000 07/01/31 1,877,758
268,239 (f) Sweihan PV Power Co PJSC 3.625 01/31/49 219,379
TOTAL UNITED ARAB EMIRATES 2,296,340
UNITED KINGDOM - 2.3%
EUR 400,000 Barclays plc, Reg S 0.577 08/09/29 433,162
EUR 2,000,000 (e) Barclays plc, Reg S 3.792 10/31/36 2,256,430
EUR 2,400,000 (b) British Telecommunications plc, Reg S 3.875 01/20/34 2,771,674
EUR 285,000 (f) ContourGlobal Power Holdings S.A. 5.000 02/28/30 329,488
GBP 200,000 (e) Legal & General Group plc, Reg S 6.625 04/01/55 274,377
GBP 1,000,000 (b) Lloyds Banking Group plc, Reg S 5.250 10/16/31 1,335,040
EUR 1,900,000 (e) Lseg Netherlands BV, Reg S 2.750 09/20/27 2,166,938
GBP 1,000,000 (b) Marks & Spencer plc, Reg S 5.125 08/18/32 1,308,137
EUR 1,900,000 National Grid Electricity Distribution East Midlands plc, Reg S 3.530 09/20/28 2,192,322
EUR 500,000 (b) NatWest Group plc, Reg S 3.575 09/12/32 575,818
EUR 2,000,000 (b) NatWest Markets plc, Reg S 3.000 09/03/30 2,258,844
EUR 2,200,000 (b) Reckitt Benckiser Treasury Services plc, Reg S 3.625 06/20/29 2,547,227
GBP 1,500,000 (b) Severn Trent Utilities Finance plc, Reg S 2.625 02/22/33 1,685,802
EUR 2,000,000 SSE plc, Reg S 3.500 03/18/32 2,291,496
EUR 2,000,000 (e) Swiss RE Subordinated Finance plc, Reg S 3.890 03/26/33 2,291,375
EUR 1,500,000 (e) Tesco Corporate Treasury Services plc, Reg S 3.375 05/06/32 1,706,442
GBP 1,000,000 (b) Tesco Corporate Treasury Services plc, Reg S 5.125 05/22/34 1,288,677
GBP 1,500,000 (b) United Utilities Water Finance plc, Reg S 2.000 07/03/33 1,590,514
GBP 1,000,000 (b) United Utilities Water Finance plc, Reg S 5.125 10/06/38 1,207,872
GBP 600,000 (f) Vmed O2 UK Financing I plc 4.500 07/15/31 652,956
EUR 1,400,000 (f) Vmed O2 UK Financing I plc 5.625 04/15/32 1,407,846
TOTAL UNITED KINGDOM 32,572,437
UNITED STATES - 6.4%
EUR 2,100,000 AbbVie, Inc 2.125 06/01/29 2,348,681
JPY 100,000,000 Aflac, Inc 0.550 03/12/30 576,825
GBP 650,000 Alphabet, Inc 4.125 02/13/29 854,813
EUR 1,500,000 Alphabet, Inc 2.875 11/06/31 1,689,041
EUR 1,700,000 American Medical Systems Europe BV 1.625 03/08/31 1,805,008
EUR 1,450,000 American Tower Corp 0.450 01/15/27 1,636,977
GBP 500,000 AT&T, Inc 2.900 12/04/26 658,869
EUR 2,500,000 AT&T, Inc 2.350 09/05/29 2,788,311
EUR 500,000 (f) Avantor Funding, Inc 3.875 07/15/28 571,078

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
EUR 1,500,000 (e) Bank of America Corp, Reg S 1.662% 04/25/28 $ 1,698,259
EUR 2,000,000 (e) Bank of America Corp, Reg S 2.824 04/27/33 2,202,156
EUR 1,300,000 BMS Ireland Capital Funding DAC 2.973 11/10/30 1,474,513
EUR 2,050,000 BP Capital Markets plc, Reg S 1.231 05/08/31 2,123,467
EUR 2,000,000 (e) Carrier Global Corp 4.500 11/29/32 2,409,106
EUR 2,000,000 (e) Caterpillar Financial Services Corp, Reg S 2.541 11/20/28 2,266,640
EUR 1,750,000 Chubb INA Holdings, Inc 1.550 03/15/28 1,953,028
EUR 1,900,000 (a),(e) Citigroup, Inc, (Euribor 3 Month ACT/360 + 1.200%), Reg S 2.852 05/14/28 2,176,349
EUR 800,000 Citigroup, Inc 2.928 10/22/30 903,774
EUR 1,600,000 Citigroup, Inc, Reg S 3.750 05/14/32 1,852,430
EUR 2,000,000 (b) CNH Industrial NV, Reg S 3.750 06/11/31 2,306,448
EUR 2,165,000 Colgate-Palmolive Co 3.250 11/10/35 2,420,751
EUR 2,200,000 Comcast Corp 0.250 05/20/27 2,457,736
EUR 2,000,000 Duke Energy Corp 3.100 06/15/28 2,283,688
EUR 400,000 Duke Energy Corp 3.750 04/01/31 462,512
EUR 500,000 FedEx Corp 1.625 01/11/27 567,917
EUR 1,400,000 Ford Motor Credit Co LLC 5.125 02/20/29 1,656,904
EUR 1,500,000 (e) Goldman Sachs Group, Inc, Reg S 0.250 01/26/28 1,645,676
EUR 1,900,000 Goldman Sachs Group, Inc, Reg S 3.500 01/23/33 2,162,505
GBP 500,000 (e) Goldman Sachs Group, Inc, Reg S 5.770 09/22/36 666,808
EUR 295,000 (f) Goodyear Europe BV 2.750 08/15/28 327,235
EUR 1,500,000 Highland Holdings Sarl 0.318 12/15/26 1,695,474
EUR 2,000,000 (f) Iron Mountain, Inc 4.750 01/15/34 2,270,439
EUR 1,300,000 Johnson & Johnson 2.700 02/26/29 1,482,735
EUR 2,400,000 Johnson & Johnson 3.200 06/01/32 2,755,184
EUR 500,000 Johnson & Johnson 3.600 02/26/45 542,698
EUR 1,800,000 (e) Liberty Mutual Group, Inc, Reg S 4.625 12/02/30 2,158,967
EUR 1,400,000 (e) Liberty Mutual Group, Inc, Reg S 3.875 09/26/35 1,584,929
EUR 1,700,000 Morgan Stanley 3.149 11/07/31 1,915,792
GBP 800,000 Morgan Stanley 5.432 09/10/32 1,071,995
EUR 1,500,000 (e) National Grid North America, Inc, Reg S 4.061 09/03/36 1,722,732
GBP 400,000 (e) Nestle Holdings, Inc, Reg S 5.250 09/21/26 531,466
EUR 250,000 (f) OI European Group BV 6.250 05/15/28 289,932
EUR 100,000 (f) Organon Finance  LLC 2.875 04/30/28 112,890
GBP 800,000 (e) Pacific Life Global Funding II, Reg S 5.375 11/30/28 1,076,255
EUR 1,000,000 PepsiCo, Inc 3.450 07/28/37 1,116,080
EUR 2,000,000 Pfizer Netherlands International Finance BV 2.875 05/19/29 2,276,808
EUR 2,100,000 Philip Morris International, Inc 2.750 06/06/29 2,374,446
EUR 2,000,000 (e) Pricoa Global Funding I, Reg S 3.000 07/03/30 2,260,018
EUR 1,650,000 ProLogis Euro Finance LLC 3.250 09/22/32 1,855,735
EUR 600,000 ProLogis Euro Finance LLC 4.000 05/05/34 697,214
GBP 500,000 (e) Protective Life Global Funding, Reg S 5.248 01/13/28 668,796
EUR 1,500,000 Raytheon Technologies Corp 2.150 05/18/30 1,644,033
EUR 1,000,000 (e) Schneider Electric SE, Reg S 3.375 12/01/33 1,141,200
EUR 2,100,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 2,179,552
EUR 1,300,000 Thermo Fisher Scientific Finance I BV 3.628 12/01/35 1,481,574
GBP 600,000 Time Warner Cable LLC 5.750 06/02/31 795,640
EUR 1,700,000 Verizon Communications, Inc 1.875 10/26/29 1,863,782
GBP 2,000,000 (b) Wells Fargo & Co, Reg S 4.875 11/29/35 2,484,528
TOTAL UNITED STATES 90,998,399
TOTAL CORPORATE BONDS
(Cost $295,343,104) 290,809,091
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 69.5%
AUSTRALIA - 2.6%
AUD 18,075,000 Australia Government Bond, Reg S 2.750 11/21/27 12,225,775
AUD 19,675,000 Australia Government Bond, Reg S 2.750 06/21/35 11,697,746
AUD 7,050,000 New South Wales Treasury Corp, Reg S 5.250 02/24/38 4,771,732
AUD 2,400,000 (f) Queensland Treasury Corp, Reg S 1.750 07/20/34 1,290,745
AUD 3,900,000 (f) Queensland Treasury Corp, Reg S 4.500 08/22/35 2,549,766

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUSTRALIA (continued)
AUD 8,300,000 Treasury Corp of Victoria 2.250% 11/20/34 $ 4,590,309
TOTAL AUSTRALIA 37,126,073
BARBADOS - 0.2%
$ 2,125,000 (f) Barbados Government International Bond 8.000 06/26/35 2,276,449
TOTAL BARBADOS 2,276,449
BELGIUM - 1.1%
EUR 2,125,000 (f),(h) Kingdom of Belgium Government Bond, Reg S 0.000 10/22/27 2,349,301
EUR 3,725,000 (f) Kingdom of Belgium Government Bond, Reg S 2.600 10/22/30 4,217,578
EUR 1,500,000 (f) Kingdom of Belgium Government Bond, Reg S 0.350 06/22/32 1,469,471
EUR 4,000,000 Kingdom of Belgium Government Bond 3.000 06/22/34 4,507,423
EUR 1,575,000 (f) Kingdom of Belgium Government Bond, Reg S 1.450 06/22/37 1,463,713
EUR 2,025,000 (f) Kingdom of Belgium Government Bond, Reg S 0.400 06/22/40 1,469,098
EUR 675,000 (f) Kingdom of Belgium Government International Bond, Reg S 1.700 06/22/50 481,604
TOTAL BELGIUM 15,958,188
BRAZIL - 0.6%
BRL 39,325,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 6,323,949
EUR 2,250,000 Brazilian Government International Bond 5.500 04/23/36 2,593,972
TOTAL BRAZIL 8,917,921
CANADA - 5.2%
CAD 18,825,000 (f) Canada Housing Trust No 3.550 09/15/32 13,489,226
CAD 2,580,000 Canada Housing Trust No 3.800 09/15/36 1,850,323
CAD 31,375,000 Canadian Government Bond 3.500 09/01/29 22,524,518
CAD 18,175,000 Canadian Government Bond 2.750 09/01/30 12,701,804
CAD 12,225,000 Canadian Government Bond 1.500 12/01/31 7,948,814
CAD 5,200,000 Canadian Government International Bond 2.000 06/01/32 3,448,627
CAD 1,300,000 Canadian Government International Bond 5.000 06/01/37 1,047,727
CAD 1,350,000 Hydro-Quebec 4.000 02/15/55 861,401
CAD 1,300,000 Province of Ontario Canada 2.150 06/02/31 873,541
CAD 8,525,000 Province of Ontario Canada 4.600 06/02/39 6,329,148
CAD 1,100,000 Province of Ontario Canada 1.900 12/02/51 472,048
CAD 3,925,000 Province of Quebec Canada 5.000 12/01/41 2,975,888
TOTAL CANADA 74,523,065
CHILE - 0.5%
CLP 4,045,000,000 (f) Bonos de la Tesoreria de la Republica en pesos, Reg S 6.000 04/01/33 4,545,606
EUR 925,000 Chile Government International Bond 3.875 07/09/31 1,077,232
EUR 1,880,000 Chile Government International Bond 3.800 07/01/35 2,160,382
TOTAL CHILE 7,783,220
CHINA - 10.4%
CNY 149,850,000 China Government Bond 1.450 04/25/30 22,145,536
CNY 33,950,000 China Government Bond 1.540 01/25/31 5,028,745
CNY 198,200,000 China Government Bond 2.670 05/25/33 31,383,423
CNY 13,900,000 China Government Bond 2.520 08/25/33 2,183,278
CNY 61,600,000 China Government Bond 2.040 11/25/34 9,363,270
CNY 139,220,000 China Government Bond 1.610 02/15/35 20,429,023
CNY 117,900,000 China Government Bond 1.720 05/15/36 17,365,874
CNY 91,400,000 China Government Bond 1.920 07/15/45 12,962,767
CNY 18,900,000 China Government Bond 3.860 07/22/49 3,588,136
CNY 41,300,000 China Government Bond 3.390 03/16/50 7,346,932
CNY 50,300,000 China Government Bond 3.810 09/14/50 9,519,504
CNY 34,000,000 China Government Bond 3.720 04/12/51 6,393,905
TOTAL CHINA 147,710,393
COLOMBIA - 0.5%
EUR 1,950,000 Colombia Government International Bond 5.000 09/19/32 2,209,421
1,750,000 Colombia Government International Bond 8.000 04/20/33 1,916,250
COP 7,480,000,000 Colombian TES 7.750 09/18/30 1,878,239

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLOMBIA (continued)
COP 7,500,000,000 Colombian TES 9.250% 05/28/42 $ 1,780,685
TOTAL COLOMBIA 7,784,595
COSTA RICA - 0.2%
EUR 2,250,000 (f) Costa Rica Government International Bond 6.001 01/16/36 2,712,029
TOTAL COSTA RICA 2,712,029
COTE D'IVOIRE - 0.1%
EUR 1,225,000 (f) Ivory Coast Government International Bond 5.875 10/17/31 1,438,614
TOTAL COTE D'IVOIRE 1,438,614
CYPRUS - 0.3%
EUR 1,100,000 (e) Cyprus Government International Bond, Reg S 0.625 01/21/30 1,165,481
EUR 1,550,000 (e) Cyprus Government International Bond, Reg S 0.950 01/20/32 1,599,305
EUR 575,000 (e) Cyprus Government International Bond, Reg S 2.750 02/26/34 640,313
EUR 500,000 (e) Cyprus Government International Bond, Reg S 2.750 05/03/49 480,867
TOTAL CYPRUS 3,885,966
CZECH REPUBLIC - 0.7%
CZK 174,850,000 Czech Republic Government Bond, Reg S 0.950 05/15/30 7,339,232
CZK 68,000,000 Czech Republic Government Bond 3.000 03/03/33 2,959,380
TOTAL CZECH REPUBLIC 10,298,612
DOMINICAN REPUBLIC - 0.3%
$ 2,050,000 (f) Dominican Republic Government International Bond 4.875 09/23/32 1,944,117
1,500,000 (f) Dominican Republic International Bond 5.875 10/28/35 1,481,775
1,650,000 (f) Dominican Republic International Bond 5.300 01/21/41 1,482,278
TOTAL DOMINICAN REPUBLIC 4,908,170
ECUADOR - 0.2%
2,500,000 (f) Ecuador Government International Bond 8.750 01/29/34 2,521,250
309,125 (f) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 283,622
86,000 (f) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 71,962
TOTAL ECUADOR 2,876,834
EGYPT - 0.4%
EGP 62,500,000 Egypt Treasury Bills 0.000 07/14/26 1,262,909
EGP 76,000,000 Egypt Treasury Bills 0.000 07/21/26 1,531,648
EGP 118,000,000 Egypt Treasury Bills 0.000 11/10/26 2,213,355
TOTAL EGYPT 5,007,912
FRANCE - 3.1%
EUR 3,775,000 (f) French Republic Government Bond OAT, Reg S 0.750 11/25/28 4,117,825
EUR 8,500,000 (f) French Republic Government Bond OAT, Reg S 2.750 02/25/29 9,711,304
EUR 6,250,000 (f) French Republic Government Bond OAT, Reg S 3.500 11/25/33 7,225,950
EUR 9,175,000 (f) French Republic Government Bond OAT, Reg S 4.750 04/25/35 11,487,958
EUR 3,950,000 (e),(f) French Republic Government Bond OAT, Reg S 3.500 11/25/35 4,494,514
EUR 7,475,000 (f) French Republic Government Bond OAT, Reg S 0.500 05/25/40 5,416,016
EUR 910,000 (f) French Republic Government Bond OAT, Reg S 0.750 05/25/52 462,649
EUR 2,560,000 (f) French Republic Government Bond OAT, Reg S 0.750 05/25/53 1,261,632
TOTAL FRANCE 44,177,848
GERMANY - 5.4%
EUR 16,740,000 Bundesobligation, Reg S 2.500 04/16/31 19,035,147
EUR 4,675,000 Bundesrepublik Deutschland, Reg S 0.500 08/15/27 5,225,785
EUR 645,000 (h) Bundesrepublik Deutschland, Reg S 0.000 08/15/29 682,014
EUR 365,000 Bundesrepublik Deutschland, Reg S 2.100 11/15/29 411,052
EUR 900,000 (h) Bundesrepublik Deutschland, Reg S 0.000 08/15/31 901,732
EUR 1,000,000 (h) Bundesrepublik Deutschland, Reg S 0.000 02/15/32 987,214
EUR 1,110,000 Bundesrepublik Deutschland, Reg S 2.300 02/15/33 1,237,504
EUR 10,725,000 Bundesrepublik Deutschland, Reg S 1.000 05/15/38 9,771,979
EUR 3,745,000 (h) Bundesrepublik Deutschland, Reg S 0.000 08/15/52 1,772,497
EUR 1,000,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2.200 02/15/34 1,099,531
EUR 2,725,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2.500 02/15/35 3,038,636
EUR 20,425,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2.900 02/15/36 23,386,362
EUR 5,450,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2.600 05/15/41 5,789,275
EUR 3,750,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2.900 08/15/56 3,862,587
TOTAL GERMANY 77,201,315
GHANA - 0.2%
492,319 (f) Ghana Government International Bond 5.000 07/03/29 485,320

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GHANA (continued)
$ 1,884,100 (f) Ghana Government International Bond 5.000% 07/03/35 $ 1,747,877
TOTAL GHANA 2,233,197
GREECE - 1.2%
EUR 738,000 (f) Hellenic Republic Government Bond, Reg S 3.625 06/15/35 854,312
EUR 575,000 (f) Hellenic Republic Government International Bond, Reg S 3.875 03/12/29 676,256
EUR 2,300,000 (f) Hellenic Republic Government International Bond, Reg S 1.500 06/18/30 2,499,535
EUR 1,300,000 (f) Hellenic Republic Government International Bond, Reg S 0.750 06/18/31 1,337,233
EUR 1,100,000 (f) Hellenic Republic Government International Bond, Reg S 1.750 06/18/32 1,168,632
EUR 7,825,000 (f) Hellenic Republic Government International Bond, Reg S 3.375 06/15/34 8,977,040
EUR 750,000 (f) Hellenic Republic Government International Bond, Reg S 4.375 07/18/38 913,336
EUR 650,000 (f) Hellenic Republic Government International Bond, Reg S 4.125 06/15/54 727,405
TOTAL GREECE 17,153,749
HUNGARY - 1.0%
HUF 1,925,600,000 Hungary Government Bond 4.500 03/23/28 6,129,181
HUF 820,000,000 Hungary Government International Bond 4.750 11/24/32 2,591,176
EUR 2,100,000 (e) Hungary Government International Bond, Reg S 4.250 05/26/33 2,469,598
EUR 2,100,000 (e) Hungary Government International Bond, Reg S 1.750 06/05/35 2,023,103
EUR 1,400,000 Hungary Government International Bond, Reg S 4.875 03/25/38 1,681,872
TOTAL HUNGARY 14,894,930
INDONESIA - 0.4%
EUR 3,000,000 Indonesia Government International Bond 4.460 03/04/38 3,322,118
IDR 50,850,000,000 Indonesia Treasury Bond 6.625 02/15/34 2,728,779
TOTAL INDONESIA 6,050,897
IRELAND - 0.8%
EUR 2,500,000 (e) Ireland Government Bond, Reg S 3.100 06/18/36 2,873,647
EUR 225,000 Ireland Government Bond, Reg S 1.700 05/15/37 223,453
EUR 3,825,000 Ireland Government Bond, Reg S 3.000 10/18/43 4,143,859
EUR 5,025,000 Ireland Government Bond, Reg S 1.500 05/15/50 3,888,250
TOTAL IRELAND 11,129,209
ITALY - 4.3%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro, Reg S 1.250 12/01/26 2,928,308
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro, Reg S 0.950 09/15/27 2,941,540
EUR 975,000 Italy Buoni Poliennali Del Tesoro, Reg S 0.250 03/15/28 1,070,087
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4.000 10/30/31 1,077,266
EUR 5,675,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 3.150 11/15/31 6,514,756
EUR 17,975,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 3.250 07/15/32 20,654,233
EUR 5,900,000 Italy Buoni Poliennali Del Tesoro, Reg S 3.850 02/01/35 6,940,169
EUR 1,000,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 3.650 08/01/35 1,155,752
EUR 1,150,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 0.950 03/01/37 1,002,926
EUR 1,575,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 5.000 08/01/39 2,016,230
EUR 2,450,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 4.450 09/01/43 2,926,271
EUR 2,500,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 4.100 04/30/46 2,829,249
EUR 3,750,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 1.700 09/01/51 2,581,216
EUR 5,850,000 (f) Italy Buoni Poliennali Del Tesoro, Reg S 4.300 10/01/54 6,615,703
TOTAL ITALY 61,253,706
JAPAN - 7.5%
JPY 5,016,000,000 Japan Government Five Year Bond 0.300 09/20/28 30,083,040
JPY 319,000,000 Japan Government Five Year Bond 0.500 03/20/29 1,909,026
JPY 657,000,000 Japan Government Forty Year Bond 0.700 03/20/61 1,677,692
JPY 897,400,000 Japan Government Ten Year Bond 0.100 12/20/30 5,100,398
JPY 742,700,000 Japan Government Thirty Year Bond 0.500 09/20/46 2,515,689
JPY 73,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 220,526
JPY 4,405,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 13,253,627
JPY 143,000,000 Japan Government Thirty Year Bond 1.300 06/20/52 506,222
JPY 233,000,000 Japan Government Thirty Year Bond 1.600 12/20/53 875,168
JPY 389,000,000 Japan Government Thirty Year Bond 3.700 03/20/56 2,311,704
JPY 256,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 1,182,883
JPY 660,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 3,103,587
JPY 185,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 799,293
JPY 380,000,000 Japan Government Twenty Year Bond 0.300 09/20/39 1,624,830
JPY 4,875,000,000 Japan Government Twenty Year Bond 0.400 03/20/40 20,764,472
JPY 750,000,000 Japan Government Twenty Year Bond 2.500 06/20/45 3,929,160

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
JAPAN (continued)
JPY 390,000,000 Japan Government Two Year Bond 1.400% 04/01/28 $ 2,400,211
JPY 2,350,000,000 Japan Treasury Discount Bill 0.000 08/20/26 14,435,189
TOTAL JAPAN 106,692,717
KAZAKHSTAN - 0.3%
$ 1,800,000 (f) Baiterek National Investment Holding JSC 5.200 05/06/33 1,787,674
KZT 1,400,000,000 Kazakhstan Government Bond-MEUKAM 5.300 10/19/27 2,581,459
TOTAL KAZAKHSTAN 4,369,133
KOREA, REPUBLIC OF - 2.4%
KRW 27,671,000,000 Korea Treasury Bond 2.625 03/10/30 17,103,479
KRW 24,337,000,000 Korea Treasury Bond 2.625 06/10/35 13,985,762
KRW 1,940,000,000 Korea Treasury Bond 2.375 09/10/38 1,034,151
KRW 4,081,000,000 Korea Treasury Bond 1.875 09/10/41 1,930,148
KRW 730,000,000 Korea Treasury Bond 2.500 03/10/52 332,958
TOTAL KOREA, REPUBLIC OF 34,386,498
LITHUANIA - 0.1%
EUR 1,300,000 (e) Lithuania Government International Bond, Reg S 3.625 03/10/36 1,485,881
TOTAL LITHUANIA 1,485,881
MALAYSIA - 0.7%
MYR 29,175,000 Malaysia Government Bond 4.642 11/07/33 7,628,051
MYR 8,975,000 Malaysia Government Bond 4.180 05/16/44 2,261,105
TOTAL MALAYSIA 9,889,156
MEXICO - 0.7%
MXN 36,500,000 Mexican Bonos 7.750 05/29/31 2,027,511
MXN 82,000,000 Mexican Bonos 7.750 11/13/42 4,004,695
1,775,000 Mexico Government International Bond 6.250 08/27/37 1,775,523
EUR 1,650,000 Mexico Government International Bond 5.125 03/19/38 1,872,539
TOTAL MEXICO 9,680,268
MOROCCO - 0.1%
EUR 1,575,000 (f) Morocco Government International Bond 4.750 04/02/35 1,829,175
TOTAL MOROCCO 1,829,175
NEW ZEALAND - 0.5%
NZD 5,600,000 New Zealand Government Bond 1.500 05/15/31 2,845,975
NZD 2,550,000 New Zealand Government Bond 4.500 05/15/35 1,467,810
NZD 7,065,000 New Zealand Government Bond 1.750 05/15/41 2,722,857
TOTAL NEW ZEALAND 7,036,642
NIGERIA - 0.2%
NGN 4,300,000,000 (h) Nigeria OMO Bill 0.000 08/18/26 3,032,673
TOTAL NIGERIA 3,032,673
NORWAY - 0.4%
NOK 60,000,000 (f) Norway Government International Bond, Reg S 1.250 09/17/31 5,213,065
TOTAL NORWAY 5,213,065
PARAGUAY - 0.1%
1,800,000 (f) Paraguay Government International Bond 6.000 02/09/36 1,880,010
225,000 (f) Paraguay Government International Bond 6.650 03/04/55 241,537
TOTAL PARAGUAY 2,121,547
PERU - 0.3%
PEN 15,351,000 (f) Peruvian Government International Bond 5.400 08/12/34 4,381,647
TOTAL PERU 4,381,647
PHILIPPINES - 0.2%
2,300,000 Philippine Government International Bond 5.325 06/24/36 2,298,330
TOTAL PHILIPPINES 2,298,330
POLAND - 1.3%
315,000 (f) Bank Gospodarstwa Krajowego 6.250 10/31/28 327,547
EUR 2,025,000 (e) Bank Gospodarstwa Krajowego, Reg S 4.375 03/13/39 2,362,708
PLN 28,525,000 Republic of Poland Government International Bond 5.750 04/25/29 7,883,380
PLN 28,000,000 Republic of Poland Government International Bond 6.000 10/25/33 7,898,659
TOTAL POLAND 18,472,294
REPUBLIC OF SERBIA - 0.3%
EUR 1,700,000 (f) Serbia Government International Bond 1.500 06/26/29 1,806,775
EUR 675,000 (f) Serbia Government International Bond 1.650 03/03/33 650,897

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPUBLIC OF SERBIA (continued)
$ 2,025,000 (f) Serbia International Bond 5.500% 05/06/36 $ 1,983,421
TOTAL REPUBLIC OF SERBIA 4,441,093
ROMANIA - 0.7%
RON 36,015,000 Romanian Government International Bond 8.000 04/29/30 8,224,443
EUR 2,450,000 (f) Romanian Government International Bond 2.000 04/14/33 2,297,306
TOTAL ROMANIA 10,521,749
SENEGAL - 0.1%
2,725,000 (f) Senegal Government International Bond 6.750 03/13/48 1,410,258
TOTAL SENEGAL 1,410,258
SINGAPORE - 0.4%
SGD 2,975,000 Singapore Government Bond 2.750 03/01/35 2,432,499
SGD 3,625,000 Singapore Government International Bond 2.875 09/01/30 2,931,973
TOTAL SINGAPORE 5,364,472
SOUTH AFRICA - 0.6%
ZAR 108,975,000 Republic of South Africa Government International Bond 8.875 02/28/35 6,890,883
ZAR 27,300,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,635,288
TOTAL SOUTH AFRICA 8,526,171
SPAIN - 3.7%
EUR 10,875,000 (f) Spain Government Bond, Reg S 3.150 04/30/35 12,376,612
EUR 10,425,000 (f) Spain Government Bond, Reg S 4.000 10/31/54 11,875,099
EUR 1,095,000 (f) Spain Government International Bond, Reg S 1.400 07/30/28 1,221,906
EUR 4,625,000 (f) Spain Government International Bond, Reg S 0.600 10/31/29 4,939,880
EUR 8,610,000 (f) Spain Government International Bond, Reg S 0.100 04/30/31 8,663,636
EUR 925,000 (f) Spain Government International Bond, Reg S 3.250 04/30/34 1,065,827
EUR 5,475,000 (f) Spain Government International Bond, Reg S 3.900 07/30/39 6,472,055
EUR 7,200,000 (f) Spain Government International Bond, Reg S 1.200 10/31/40 6,003,222
TOTAL SPAIN 52,618,237
SRI LANKA - 0.2%
2,725,000 (f) Sri Lanka Government International Bond 3.600 06/15/35 2,272,328
TOTAL SRI LANKA 2,272,328
SUPRANATIONAL - 0.3%
INR 124,700,000 European Bank for Reconstruction & Development 6.300 10/26/27 1,294,657
INR 33,000,000 Inter-American Development Bank 7.000 04/17/33 339,288
INR 66,300,000 International Bank for Reconstruction & Development 5.500 01/21/27 691,848
IDR 31,200,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 1,724,899
TOTAL SUPRANATIONAL 4,050,692
SWITZERLAND - 0.7%
CHF 5,975,000 Swiss Confederation Government Bond, Reg S 0.250 06/23/35 7,384,157
CHF 1,850,000 Swiss Confederation Government Bond, Reg S 1.250 06/27/37 2,508,475
TOTAL SWITZERLAND 9,892,632
THAILAND - 0.4%
THB 140,550,000 Thailand Government Bond 3.450 06/17/43 4,538,332
THB 55,300,000 Thailand Government International Bond 3.300 06/17/38 1,829,859
TOTAL THAILAND 6,368,191
TURKEY - 0.4%
EUR 2,700,000 Turkiye Government International Bond 5.200 08/17/31 3,163,511
2,900,000 Turkiye Government International Bond 6.300 03/14/33 2,832,232
TOTAL TURKEY 5,995,743
UGANDA - 0.4%
UGX 12,450,000,000 Republic of Uganda Government Bonds 14.250 06/22/34 3,235,727
UGX 6,450,000,000 Republic of Uganda Government Bonds 15.800 06/23/39 1,756,926
TOTAL UGANDA 4,992,653
UNITED KINGDOM - 6.4%
GBP 5,150,000 United Kingdom Gilt, Reg S 3.750 03/07/27 6,817,476
GBP 6,400,000 United Kingdom Gilt, Reg S 4.375 03/07/28 8,518,862
GBP 1,735,000 United Kingdom Gilt, Reg S 0.500 01/31/29 2,099,520
GBP 2,525,000 United Kingdom Gilt, Reg S 4.375 03/07/30 3,363,784
GBP 450,000 United Kingdom Gilt, Reg S 0.250 07/31/31 488,357
GBP 21,600,000 (e) United Kingdom Gilt, Reg S 4.000 10/22/31 28,142,180
GBP 660,000 United Kingdom Gilt, Reg S 3.250 01/31/33 813,357
GBP 1,100,000 United Kingdom Gilt, Reg S 0.875 07/31/33 1,136,362

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
GBP 760,000 United Kingdom Gilt, Reg S 4.625% 01/31/34 $ 1,008,334
GBP 10,875,000 United Kingdom Gilt, Reg S 4.500 03/07/35 14,213,723
GBP 15,875,000 United Kingdom Gilt, Reg S 1.250 10/22/41 12,323,230
GBP 900,000 United Kingdom Gilt, Reg S 0.875 01/31/46 540,449
GBP 1,200,000 United Kingdom Gilt, Reg S 4.250 12/07/49 1,342,604
GBP 2,760,000 United Kingdom Gilt, Reg S 0.625 10/22/50 1,283,087
GBP 7,275,000 United Kingdom Gilt, Reg S 4.375 07/31/54 8,101,672
GBP 750,000 United Kingdom Gilt, Reg S 5.375 01/31/56 979,475
TOTAL UNITED KINGDOM 91,172,472
URUGUAY - 0.3%
UYU 137,650,000 Uruguay Government International Bond 8.250 05/21/31 3,561,465
UYU 42,600,000 Uruguay Government International Bond 8.000 10/29/35 1,082,312
TOTAL URUGUAY 4,643,777
UZBEKISTAN - 0.1%
UZS 7,970,000,000 (f) Republic of Uzbekistan International Bond 16.625 05/29/27 696,127
TOTAL UZBEKISTAN 696,127
TOTAL GOVERNMENT BONDS
(Cost $1,025,055,005) 991,158,513
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 4.3%
IRELAND - 0.5%
GBP 837,843 (a),(f) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021
1A
5.647 07/22/31 1,035,590
EUR 2,000,000 (a),(f) Sequoia Logistics DAC, (Euribor 3 Month ACT/360 + 1.900%), Series 2025 1A 4.183 02/17/37 2,290,159
GBP 781,166 (a),(f) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.500%), Series 2025 UK2A 6.247 02/18/35 1,040,052
EUR 1,092,313 (a),(f) Thunder Logistics DAC, (Euribor 3 Month ACT/360 + 2.550%), Series 2024 1A 4.802 11/17/36 1,250,686
GBP 1,278,704 (a),(f) UK Logistics DAC, (SONIA Interest Rate Benchmark + 1.950%), Series 2025 2A 5.697 08/17/35 1,699,843
TOTAL IRELAND 7,316,330
LUXEMBOURG - 0.1%
EUR 450,000 (a),(f),(i) Idun European Loan Conduit No 42 Sarl, (Euribor 3 Month ACT/360 + 2.900%), Series
2026 42A
5.224 07/28/38 518,782
EUR 999,998 (a),(f) Vanir Logistics Finance Sarl, (Euribor 3 Month ACT/360 + 1.900%), Series 2025 1A 4.068 07/23/37 1,147,371
TOTAL LUXEMBOURG 1,666,153
UNITED ARAB EMIRATES - 0.1%
$ 1,000,000 (a),(f) BX Trust, (TSFR1M + 2.400%), Series 2025 OMG 6.026 10/15/42 1,002,248
TOTAL UNITED ARAB EMIRATES 1,002,248
UNITED KINGDOM - 0.1%
GBP 1,323,182 (a),(f) Sage AR Funding, (SONIA Interest Rate Benchmark + 2.000%), Series 2025 1A 5.747 05/17/37 1,754,027
TOTAL UNITED KINGDOM 1,754,027
UNITED STATES - 3.5%
2,000,000 (a),(f) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 5.990 04/15/34 1,786,250
1,300,000 (f) Angel Oak Mortgage Trust, Series 2025 12 5.767 12/25/70 1,293,972
1,824,000 (a),(f) Aspire Mortgage Trust, Series 2026 1 5.404 01/25/66 1,791,273
825,000 (f) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A 6.660 02/20/30 852,936
1,313,373 (a),(f) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 5.976 02/15/42 1,318,143
CAD 287,773 (a),(f) BX Commercial Mortgage Trust, (CAONREPO + 3.050%), Series 2024 PURE 5.325 11/15/41 204,059
866,581 (a),(f) BX Trust, (TSFR1M + 1.750%), Series 2025 JDI 5.375 11/15/42 870,163
66,650 Carvana Auto Receivables Trust, Series 2021 N2 1.270 03/10/28 65,508
2,374,295 (a),(f) Chase Home Lending Mortgage Trust, Series 2025 10 6.589 07/25/56 2,418,515
2,200,000 (a),(f) CIP Commercial Mortgage Trust, (TSFR1M + 2.300%), Series 2025 SBAY 6.400 10/15/37 2,215,448
2,000,000 (a),(f) COLT Mortgage Loan Trust, Series 2025 11 5.952 11/25/70 1,988,851
1,000,000 (a),(f) COLT Mortgage Loan Trust, Series 2026 4 5.878 06/25/71 995,729
686,720 (a) COMM Mortgage Trust, Series 2015 CR24 4.304 08/10/48 671,684
500,000 (f) Compass Datacenters Issuer III LLC, Series 2025 1A 5.656 02/25/50 500,609
1,200,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.106 12/25/42 1,243,266
2,000,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%), Series 2023 R04 7.178 05/25/43 2,082,608
2,895,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%), Series 2023 R06 6.328 07/25/43 2,962,400
1,800,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.250%), Series 2023 R07 6.878 09/25/43 1,851,924
2,000,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.500%), Series 2023 R08 6.128 10/25/43 2,036,202
1,350,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%), Series 2024 R02 6.150 02/25/44 1,361,323
1,000,000 (f) Crescendo Royalty Funding LP, Series 2021 1 3.567 12/20/51 992,541

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 995,000 (f) DB Master Finance LLC, Series 2025 1A 4.891% 08/20/55 $ 983,479
1,139,520 (f) Domino's Pizza Master Issuer LLC, Series 2019 1A 3.668 10/25/49 1,093,272
2,600,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.050%), Series 2021 DNA5 6.678 01/25/34 2,759,009
3,000,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%), Series 2023 DNA1 6.761 03/25/43 3,097,748
500,000 (f) Lmdv Issuer Co LLC, Series 2025 1A 5.310 12/15/55 499,286
1,500,000 (f) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5.400 08/20/55 1,504,047
1,000,000 (f) NMEF Funding LLC, Series 2025 B 5.470 01/18/33 1,001,025
1,250,000 (a),(f) OBX Trust, Series 2026 NQM6 5.814 04/26/66 1,240,012
46,885 (f) Oportun Issuance Trust, Series 2021 B 1.960 05/08/31 46,239
46,885 (f) Oportun Issuance Trust, Series 2021 B 3.650 05/08/31 46,501
498,750 (f) Planet Fitness Master Issuer LLC, Series 2025 1A 5.274 12/06/55 494,677
646,688 (f) Sierra Receivables Funding Co, Series 2025 3A 4.640 08/22/44 641,294
985,000 (f) Subway Funding LLC, Series 2024 3A 5.246 07/30/54 966,782
952,500 (f) Taco Bell Funding LLC, Series 2018 1A 4.940 11/25/48 949,669
1,215,000 (a),(f) Verus Securitization Trust, Series 2025 1 6.512 01/25/70 1,223,895
2,000,000 (a),(f) Verus Securitization Trust, Series 2025 11 5.796 11/25/70 1,975,458
1,750,000 (a),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.292%), Series 2025 AGLN 5.917 07/15/37 1,754,585
488,030 (f) Willis Engine Structured Trust IX, Series 2025 B 5.159 12/15/50 483,677
TOTAL UNITED STATES 50,264,059
TOTAL STRUCTURED ASSETS
(Cost $62,756,749) 62,002,817
TOTAL LONG-TERM INVESTMENTS
(Cost $1,396,798,768) 1,357,489,805
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
284,002 (j) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (k) 284,002
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $284,002) 284,002
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.9%
REPURCHASE AGREEMENTS - 2.9%
41,381,000 (l) Fixed Income Clearing Corporation 3.650 07/01/26 41,381,000
TOTAL REPURCHASE AGREEMENTS 41,381,000
TREASURY DEBT - 1.0%
10,000,000 (h) United States Treasury Bill 0.000 08/13/26 9,957,388
5,000,000 (h) United States Treasury Bill 0.000 08/18/26 4,975,611
TOTAL TREASURY DEBT 14,932,999
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,314,005) 56,313,999
TOTAL INVESTMENTS - 99.1%
(Cost $1,453,396,775) 1,414,087,806
OTHER ASSETS & LIABILITIES, NET - 0.9% 12,574,275
NET ASSETS - 100.0% $ 1,426,662,081

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments June 30, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAONREPO Canadian Overnight Repo Rate Average
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MBS Mortgage-Backed Security
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigeria Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SGD Singapore Dollar
SOFR90A 90 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
WL Whole Loan
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of this security is owned by Nuveen International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(c) Perpetual security. Maturity date is not applicable.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.5% of Total Investments.
(e) All or a portion of this security is owned by Nuveen International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $341,491,014 or 24.1% of Total
Investments.
(g) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $272,948.
(h) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(i) When-issued or delayed delivery security.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $41,385,196 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 5/15/28, valued at $42,208,710.

See Notes to Financial Statements
Investments in Derivatives
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 690,389 $ 810,241 Australia and New Zealand Banking Group Limited 07/08/26 $ (21,868)
EUR 23,684,645 $ 27,008,263 Australia and New Zealand Banking Group Limited 07/08/26 62,631
EUR 482,218 $ 568,217 Australia and New Zealand Banking Group Limited 07/08/26 (17,054)
EUR 1,288,662 $ 1,521,645 Australia and New Zealand Banking Group Limited 07/08/26 (48,740)
EUR 918,656 $ 1,084,693 Australia and New Zealand Banking Group Limited 07/08/26 (34,695)
EUR 960,240 $ 1,131,488 Australia and New Zealand Banking Group Limited 07/08/26 (33,960)
GBP 7,581,242 $ 10,017,444 Australia and New Zealand Banking Group Limited 07/08/26 38,611
GBP 592,572 $ 804,060 Australia and New Zealand Banking Group Limited 07/08/26 (18,049)
GBP 8,896,191 $ 12,003,441 Australia and New Zealand Banking Group Limited 07/08/26 (203,185)
GBP 15,631 $ 21,135 Australia and New Zealand Banking Group Limited 07/08/26 (402)
JPY 1,754,183,326 $ 10,859,982 Australia and New Zealand Banking Group Limited 07/08/26 (64,509)
KRW 15,839,134,000 $ 10,233,661 Australia and New Zealand Banking Group Limited 07/10/26 6,621
NZD 3,946,424 $ 2,324,083 Australia and New Zealand Banking Group Limited 07/08/26 (81,952)
$ 36,587,563 AUD 53,272,359 Australia and New Zealand Banking Group Limited 07/08/26 (290,489)
$ 144,159 CAD 197,432 Australia and New Zealand Banking Group Limited 07/08/26 4,903
$ 10,032,563 CAD 13,669,838 Australia and New Zealand Banking Group Limited 07/08/26 390,672
$ 72,520,565 CAD 100,533,918 Australia and New Zealand Banking Group Limited 07/08/26 1,609,912
$ 5,029,409 CAD 6,807,371 Australia and New Zealand Banking Group Limited 07/08/26 227,894
$ 5,007,424 EUR 4,263,910 Australia and New Zealand Banking Group Limited 07/08/26 133,893
$ 4,003,039 EUR 3,406,201 Australia and New Zealand Banking Group Limited 07/08/26 109,846
$ 816,942 EUR 696,099 Australia and New Zealand Banking Group Limited 07/08/26 21,320
$ 10,010,612 EUR 8,760,672 Australia and New Zealand Banking Group Limited 07/08/26 (2,595)
$ 7,989,654 GBP 5,864,358 Australia and New Zealand Banking Group Limited 07/08/26 210,940
$ 11,879,897 GBP 8,804,628 Australia and New Zealand Banking Group Limited 07/08/26 201,094
$ 677,101 GBP 500,000 Australia and New Zealand Banking Group Limited 07/08/26 13,881
$ 16,481,232 GBP 12,497,100 Australia and New Zealand Banking Group Limited 07/08/26 (86,703)
$ 112,202,310 GBP 85,105,798 Australia and New Zealand Banking Group Limited 07/08/26 (685,350)
$ 5,451,759 SGD 6,983,109 Australia and New Zealand Banking Group Limited 07/10/26 50,377
CAD 13,709,025 $ 9,661,221 Bank of America, N.A. 07/08/26 8,311
CAD 6,451,786 $ 4,545,678 Bank of America, N.A. 07/08/26 5,029
EUR 498,780 $ 587,695 Bank of America, N.A. 07/08/26 (18,124)
EUR 1,010,392 $ 1,150,282 Bank of America, N.A. 07/08/26 3,513
EUR 1,125,997 $ 1,282,715 Bank of America, N.A. 07/08/26 4,269
GBP 217,744 $ 290,618 Bank of America, N.A. 07/08/26 (1,795)
$ 20,999 CAD 28,640 Bank of America, N.A. 07/08/26 798
$ 46,620,093 EUR 40,210,621 Bank of America, N.A. 07/08/26 702,496
$ 5,016,337 EUR 4,277,147 Bank of America, N.A. 07/08/26 127,676
$ 1,178,264 EUR 1,000,000 Bank of America, N.A. 07/08/26 36,337
$ 1,171,560 EUR 994,310 Bank of America, N.A. 07/08/26 36,131
$ 1,070,886 GBP 800,000 Bank of America, N.A. 07/08/26 9,735
$ 118,901,738 JPY 18,799,427,810 Bank of America, N.A. 07/08/26 3,207,612
$ 45,102,307 KRW 69,081,400,000 Bank of America, N.A. 07/10/26 439,953
CNY 150,009,821 $ 22,051,434 Barclays Bank PLC 07/10/26 (19,537)
EUR 24,224 $ 28,165 Citibank N.A. 07/08/26 (477)
$ 10,017,679 CHF 7,917,873 Citibank N.A. 07/08/26 209,667
$ 10,402,990 CZK 216,526,378 Citibank N.A. 07/08/26 209,363
$ 479,677,439 EUR 414,959,845 Citibank N.A. 07/08/26 5,389,802
$ 13,210,306 EUR 11,249,926 Citibank N.A. 07/08/26 351,952
$ 6,963,150 EUR 5,984,707 Citibank N.A. 07/08/26 122,796
$ 9,242,247 NZD 16,128,056 Citibank N.A. 07/08/26 79,216
$ 12,197,653 PLN 44,455,638 Citibank N.A. 07/08/26 380,150
$ 4,179,620 RON 18,932,969 Citibank N.A. 07/08/26 52,349
$ 4,603,981 IDR 83,126,260,000 Citibank N.A. 07/10/26 (32,854)
$ 6,445,351 THB 210,416,866 Citibank N.A. 07/10/26 106,194
$ 3,452,501 ZAR 56,449,636 Goldman Sachs 07/08/26 8,602
EUR 999,420 $ 1,137,596 Morgan Stanley 07/01/26 4,387
$ 1,137,921 EUR 999,420 Morgan Stanley 07/08/26 (4,388)
$ 4,444,926 HUF 1,356,447,476 Morgan Stanley 07/08/26 89,834
$ 6,060,203 MXN 104,993,831 Morgan Stanley 07/08/26 60,235
$ 10,053,049 MYR 40,429,342 Morgan Stanley 07/10/26 158,342
EUR 1,299,195 $ 1,535,177 Standard Chartered Bank 07/08/26 (50,233)
$ 3,016,620 CAD 4,115,008 Standard Chartered Bank 07/08/26 114,138

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments June 30, 2026
(continued)
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 1,297,823 EUR 1,103,481 Standard Chartered Bank 07/08/26 $ 36,575
$ 2,502,404 JPY 390,503,777 Standard Chartered Bank 07/08/26 99,192
$ 2,505,461 JPY 390,803,720 Standard Chartered Bank 07/08/26 100,404
$ 4,289,914 PEN 14,932,763 Standard Chartered Bank 07/10/26 (77,210)
EUR 600,000 $ 700,128 Toronto Dominion Bank 07/08/26 (14,345)
$ 1,498,846 EUR 1,274,516 Toronto Dominion Bank 07/08/26 42,109
$ 5,276,984 NOK 51,498,816 Toronto Dominion Bank 07/08/26 74,908
Total  $ 13,546,156
Total unrealized appreciation on forward foreign currency contracts  $ 15,354,670
Total unrealized depreciation on forward foreign currency contracts  $ (1,808,514)
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CNY Chinese Yuan
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
ZAR South African Rand
Summary of investments by industry group
(% of net assets)
Government bonds 69.5%
Banks 5.0%
Utilities 2.4%
Financial Services 1.9%
Capital Goods 1.8%
WL Collateral CMO 1.8%
Commercial MBS 1.7%
Insurance 1.5%
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Energy 1.1%
Materials 1.0%
Other 6.2%
Total 95.2%
CMO Collateralized Mortgage Obligation
MBS Mortgage-Backed Security
WL Whole Loan

Portfolio of Investments June 30, 2026
Real Estate Securities Select

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
DATA CENTER REITS - 12.1%
605,179 (a) Blackstone Digital Infrastructure Trust, Inc $ 13,090,022
759,686 Digital Realty Trust, Inc 136,424,412
160,975 Equinix, Inc 167,798,730
TOTAL DATA CENTER REITS 317,313,164
DIVERSIFIED REITS - 3.4%
600,215 Broadstone Net Lease, Inc 12,406,444
849,406 Essential Properties Realty Trust, Inc 25,354,769
734,784 WP Carey, Inc 52,537,056
TOTAL DIVERSIFIED REITS 90,298,269
HEALTH CARE REITS - 20.7%
897,104 American Healthcare REIT, Inc 46,783,973
1,123,005 CareTrust REIT, Inc 45,313,252
967,445 Janus Living, Inc 27,804,369
734,762 Sabra Health Care REIT, Inc 14,335,207
1,159,636 Ventas, Inc 102,975,677
1,344,308 Welltower, Inc 305,117,587
TOTAL HEALTH CARE REITS 542,330,065
HOTELS, RESORTS & CRUISE LINES - 0.7%
99,025 Hyatt Hotels Corp 19,195,006
TOTAL HOTELS, RESORTS & CRUISE LINES 19,195,006
INDUSTRIAL REITS - 13.1%
370,138 Americold Realty Trust, Inc 5,818,569
220,630 EastGroup Properties, Inc 44,684,194
611,620 First Industrial Realty Trust, Inc 37,498,422
1,287,378 Goodman Group 27,776,752
1,331,676 Prologis, Inc 180,402,148
434,171 Rexford Industrial Realty, Inc 14,544,728
871,280 STAG Industrial, Inc 33,160,917
TOTAL INDUSTRIAL REITS 343,885,730
MULTI-FAMILY RESIDENTIAL REITS - 9.0%
244,550 AvalonBay Communities, Inc 46,144,140
378,143 Camden Property Trust 43,293,592
897,909 Equity Residential 60,994,958
155,131 Essex Property Trust, Inc 45,234,648
124,990 Mid-America Apartment Communities, Inc 17,366,111
614,452 UDR, Inc 24,528,924
TOTAL MULTI-FAMILY RESIDENTIAL REITS 237,562,373
OFFICE REITS - 1.2%
386,783 Highwoods Properties, Inc 11,665,375
382,870 SL Green Realty Corp 19,821,180
TOTAL OFFICE REITS 31,486,555
OTHER SPECIALIZED REITS - 6.9%
983,813 Gaming and Leisure Properties, Inc 43,809,193
586,555 Iron Mountain, Inc 74,087,762
205,538 Lamar Advertising Co 32,059,817
1,153,413 VICI Properties, Inc 30,623,115
TOTAL OTHER SPECIALIZED REITS 180,579,887
REAL ESTATE SERVICES - 2.0%
295,507 (a) CBRE Group, Inc 39,801,838
37,641 (a) Jones Lang LaSalle, Inc 11,666,828
TOTAL REAL ESTATE SERVICES 51,468,666
RETAIL REITS - 13.7%
1,437,342 Acadia Realty Trust 30,054,821
321,158 Agree Realty Corp 24,324,507
1,668,228 Brixmor Property Group, Inc 52,599,229
757,513 Curbline Properties Corp 23,028,395
225,429 Federal Realty Investment Trust 27,826,956

Real Estate Securities Select

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
RETAIL REITS (continued)
751,749 Macerich Co $ 18,936,558
1,290,248 NETSTREIT Corp 27,262,940
605,647 Realty Income Corp 37,525,888
487,805 Simon Property Group, Inc 109,097,588
340,402 Urban Edge Properties 7,788,398
TOTAL RETAIL REITS 358,445,280
SELF STORAGE REITS - 4.3%
310,966 Extra Space Storage, Inc 45,183,360
175,735 Public Storage, Inc 55,938,208
391,204 Smartstop Self Storage REIT, Inc 12,714,130
TOTAL SELF STORAGE REITS 113,835,698
SINGLE-FAMILY RESIDENTIAL REITS - 3.4%
1,492,694 American Homes 4 Rent 50,035,103
472,624 Invitation Homes, Inc 14,277,971
202,784 Sun Communities, Inc 24,315,829
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 88,628,903
TELECOM TOWER REITS - 7.7%
755,947 American Tower Corp 123,650,251
480,104 Crown Castle, Inc 36,358,276
232,488 SBA Communications Corp 41,024,832
TOTAL TELECOM TOWER REITS 201,033,359
TIMBER REITS - 1.0%
1,129,481 Weyerhaeuser Co 27,039,775
TOTAL TIMBER REITS 27,039,775
TOTAL COMMON STOCKS
(Cost $1,681,913,627) 2,603,102,730
TOTAL LONG-TERM INVESTMENTS
(Cost $1,681,913,627) 2,603,102,730
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENTS - 0.7%
$ 19,204,000 (b) Fixed Income Clearing Corporation 3 .650% 07/01/26 19,204,000
TOTAL REPURCHASE AGREEMENTS 19,204,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,204,000) 19,204,000
TOTAL INVESTMENTS - 99.9%
(Cost $1,701,117,627) 2,622,306,730
OTHER ASSETS & LIABILITIES, NET - 0.1% 2,353,729
NET ASSETS - 100.0% $ 2,624,660,459
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $19,205,947 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 6/30/28, valued at $19,588,275.

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2026 (Unaudited)
6.1
Emerging Markets Debt
ASSETS
Long-term investments, at value
*†
$ 814,806,464
Short-term investments, at value
#
4,643,000
Investments purchased with collateral from securities lending, at value (cost approximates value) 11,552,990
Cash 2,189
Cash denominated in foreign currencies
^
1,034,063
Unrealized appreciation on forward foreign currency contracts 194,018
Receivables:
Dividends –
Interest 15,516,523
Investments sold 3,264,743
Reclaims 27,072
Reimbursement from Adviser 309,626
Shares sold 2,799,291
Other 91,092
Total assets 854,241,071
LIABILITIES
Due to affiliates 4,236
Cash collateral due to brokers for investments in swaps –
Unrealized depreciation on forward foreign currency contracts 96,893
Payables:
Management fees 388,732
Collateral from securities lending 11,552,990
Capital gain taxes –
Investments purchased - regular settlement –
Investments purchased - when-issued/delayed-delivery settlement –
Shares redeemed 10,938
Service agreement fees 6,091
Variation margin on futures contracts –
Accrued expenses:
Custodian fees 70,890
Professional fees 24,452
Shareholder reporting expenses 42,569
Shareholder servicing agent fees 17,389
Trustees fees 38,253
12b-1 distribution and service fees 5,314
Other –
Total liabilities 12,258,747
Net assets $ 841,982,324
NET ASSETS CONSIST OF:
Paid-in capital $ 898,664,115
Total distributable earnings (loss) (56,681,791)
Net assets $ 841,982,324
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 11,214,667
†
Long-term investments, cost $ 817,679,140
#
Short-term investments, cost $ 4,643,000
^
Cash denominated in foreign currencies, cost $ 1,124,181

See Notes to Financial Statements

6.2
Inflation Linked Bond
6.3
International Bond
§
6.4
Real Estate Securities Select
$ 3,215,632,252 $ 1,357,489,805 $ 2,603,102,730
10,495,000 56,313,999 19,204,000
– 284,002 –
434 527,432 423,608
– 1,290,414 –
– 15,354,670 –
– – 9,204,238
14,957,430 14,202,362 1,947
– 619,953 441,375
– 54,047 –
498,980 569,679 518,908
30,146,036 9,648,243 218,648
768,110 40,192 705,270
3,272,498,242 1,456,394,798 2,633,820,724
5,436 4,128 4,673
– 40,000 –
– 1,808,514 –
634,533 600,574 1,027,622
– 284,002 –
– 2,939 –
26,796,924 25,970,478 5,235,060
– 514,170 –
459,014 266,522 1,804,026
20,619 28,442 126,664
65,438 – –
27,478 130,574 26,142
17,978 19,867 17,924
32,732 35,663 104,328
70,684 806 89,798
731,230 25,247 664,182
20,918 249 59,846

28,882,984 29,732,717 9,160,265
$ 3,243,615,258 $ 1,426,662,081 $ 2,624,660,459
$ 3,403,420,388 $ 1,501,174,747 $ 1,582,981,399
(159,805,130) (74,512,666) 1,041,679,060
$ 3,243,615,258 $ 1,426,662,081 $ 2,624,660,459
$ – $ 272,948 $ –
$ 3,298,934,737 $ 1,396,798,768 $ 1,681,913,627
$ 10,495,000 $ 56,314,005 $ 19,204,000
$ – $ 1,677,805 $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
36
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
June 30, 2026 (Unaudited)
6.1
Emerging Markets Debt
CLASS A:
Net assets $ 24,609,587
Shares outstanding 2,703,864
Net asset value ("NAV") per share $ 9.10
Maximum sales charge 4.00%
Offering price per share (NAV per share plus maximum sales charge) $ 9.48
CLASS I:
Net assets $ 31,675,843
Shares outstanding 3,464,839
NAV and offering price per share $ 9.14
PREMIER CLASS:
Net assets $ 227,758
Shares outstanding 25,001
NAV and offering price per share $ 9.11
CLASS R6:
Net assets $ 139,637,615
Shares outstanding 15,323,877
NAV and offering price per share $ 9.11
RETIREMENT CLASS:
Net assets $ 29,741,722
Shares outstanding 3,267,621
NAV and offering price per share $ 9.10
CLASS W:
Net assets $ 616,089,799
Shares outstanding 67,644,907
NAV and offering price per share $ 9.11
Authorized shares - per class Unlimited
Par value per share $ 0.0001

See Notes to Financial Statements

6.2
Inflation Linked Bond
6.3
International Bond
§
6.4
Real Estate Securities Select
$ 100,139,011 $ 1,158,493 $ 280,043,440
9,755,433 131,682 14,292,593
$ 10.26 $ 8.80 $ 19.59
3.75% 4.00% 5.75%
$ 10.66 $ 9.17 $ 20.79
$ 51,101,980 $ 14,813,250 $ 26,100,531
4,807,437 1,681,680 1,317,597
$ 10.63 $ 8.81 $ 19.81
$ 815,912 $ 91,181 $ 18,993,199
76,945 10,285 958,238
$ 10.60 $ 8.87 $ 19.82
$ 535,342,864 $ 3,625,729 $ 1,687,356,055
50,365,687 412,161 85,254,857
$ 10.63 $ 8.80 $ 19.79
$ 99,606,324 $ 136,038,743 $ 612,167,234
9,276,754 15,494,875 29,281,452
$ 10.74 $ 8.78 $ 20.91
$ 2,456,609,167 $ 1,270,934,685 $ –
231,163,970 143,887,901 –
$ 10.63 $ 8.83 $ –
Unlimited Unlimited Unlimited
$ 0.0001 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

1
Six Months Ended June 30, 2026 (Unaudited) 6.1 Emerging Markets Debt
INVESTMENT INCOME
Affiliated income $ –
Dividends 119,038
Interest 28,335,363
Securities lending income, net 82,440
Tax withheld (27,703)
Total investment income 28,509,138
EXPENSES
Management fees 2,296,437
12b-1 distribution and service fees — Class A 31,470
12b-1 distribution and service fees — Premier Class 170
Shareholder servicing agent fees — Class A 22,030
Shareholder servicing agent fees — Class I 10,225
Shareholder servicing agent fees — Premier Class 24
Shareholder servicing agent fees — Class R6 757
Shareholder servicing agent fees — Retirement Class 37,371
Shareholder servicing agent fees — Class W 247
Administrative service fees 16,052
Trustees fees 2,932
Custodian expenses 37,527
Overdraft expense 939
Professional fees 25,790
Registration fees 39,384
Shareholder reporting expenses 49,704
Other 23,421
Total expenses 2,594,480
Expenses reimbursed by the investment adviser (1,852,366)
Net expenses 742,114
Net investment income (loss) 27,767,024
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
2,259,597
Futures contracts –
Forward foreign currency contracts 156,658
Foreign currency transactions 1,112,076
Net realized gain (loss) 3,528,331
Change in unrealized appreciation (depreciation) on:
Investments
‡
(3,850,606)
Futures contracts –
Forward foreign currency contracts 115,486
Foreign currency translations (89,538)
Net change in unrealized appreciation (depreciation) (3,824,658)
Net realized and unrealized gain (loss) (296,327)
Net increase (decrease) in net assets from operations $ 27,470,697
§
Consolidated Statement of Operations (see Notes to Financial Statements)
*   Net of foreign capital gains tax $ 14,302
‡
   Net of change in foreign capital gains tax $ 13,649

See Notes to Financial Statements

6.2 Inflation Linked Bond 6.3 International Bond
§
6.4 Real Estate Securities Select
$ – $ – $ 1,100,212
– 631 36,996,883
92,796,169 25,872,373 539,118
1,153 1,384 –
– (51,909) (59,790)
92,797,322 25,822,479 38,576,423
3,766,475 3,546,894 6,247,139
128,658 1,473 339,591
672 69 13,307
33,262 849 105,323
9,639 890 15,884
41 19 178
1,280 123 7,265
127,408 170,672 736,994
839 1,030 –
19,786 17,156 16,702
8,913 6,103 6,052
14,786 68,619 13,293
– – –
23,552 44,649 22,774
32,331 36,461 34,108
33,846 38,090 232,930
17,358 35,514 876
4,218,846 3,968,611 7,792,416
(2,938,290) (3,372,641) –
1,280,556 595,970 7,792,416
91,516,766 25,226,509 30,784,007
(3,416,603) (4,892,783) 221,918,072
(1,374,434) – –
– 12,264,974 –
763 4,120,841 22,961
(4,790,274) 11,493,032 221,941,033
(43,164,048) (26,647,852) 80,258,687
100,969 – –
– 15,707,056 –
– 2,396,678 457
(43,063,079) (8,544,118) 80,259,144
(47,853,353) 2,948,914 302,200,177
$ 43,663,413 $ 28,175,423 $ 332,984,184
$ – $ 5,280 $ –
$ – $ (1,349) $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

6.1
Emerging Markets Debt
Unaudited
Six Months Ended
6/30/26
Two Months Ended
12/31/25
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 27,767,024 $ 9,496,866 $ 38,207,421
Net realized gain (loss) 3,528,331 361,648 (8,162,096)
Net change in unrealized appreciation (depreciation) (3,824,658) 3,736,689 34,875,772
Net increase (decrease) in net assets from operations 27,470,697 13,595,203 64,921,097
DISTRIBUTIONS TO SHAREHOLDERS – – –
Dividends:
Class A (712,410) (411,895) (932,716)
Class I (943,422) (380,581) (1,296,259)
Premier Class (6,959) (3,931) (13,636)
Class R6 (4,223,370) (2,171,106) (6,844,036)
Retirement Class (896,460) (505,242) (1,553,251)
Class W (21,500,629) (11,864,400) (25,494,413)
Return of Capital:
Class A
– – –
Class I
– – –
Premier Class
– – –
Class R6
– – –
Retirement Class
– – –
Total distributions (28,283,250) (15,337,155) (36,134,311)
FUND SHARE TRANSACTIONS
Subscriptions 106,273,556 62,832,146 394,762,875
Reinvestments of distributions 6,766,271 3,463,756 10,455,774
Redemptions (99,622,651) (21,518,298) (196,182,887)
Net increase (decrease) from Fund share transactions 13,417,176 44,777,604 209,035,762
Net increase (decrease) in net assets 12,604,623 43,035,652 237,822,548
Net assets at the beginning of period 829,377,701 786,342,049 548,519,501
Net assets at the end of period $ 841,982,324 $ 829,377,701 $ 786,342,049
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

See Notes to Financial Statements

6.2
Inflation Linked Bond
6.3
International Bond
§
6.4
Real Estate Securities Select
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Two Months Ended
12/31/25
Year Ended
10/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
$ 91,516,766 $ 124,429,613 $ 25,226,509 $ 8,208,674 $ 16,797,586 $ 30,784,007 $ 67,980,687
(4,790,274) (5,674,513) 11,493,032 (2,771,254) (14,244,777) 221,941,033 68,673,055
(43,063,079) 92,196,881 (8,544,118) (7,529,909) 26,510,245 80,259,144 (84,684,271)
43,663,413 210,951,981 28,175,423 (2,092,489) 29,063,054 332,984,184 51,969,471
– – – – – – –
(2,693,944) (3,944,416) (25,919) (13,779) (17,135) (3,789,397) (6,558,691)
(1,399,568) (2,169,920) (328,991) (30,752) (25,888) (381,737) (811,927)
(21,789) (36,065) (2,131) (1,260) (1,599) (259,739) (428,517)
(14,628,005) (19,941,063) (82,656) (39,275) (14,292) (26,103,034) (48,995,288)
(2,577,691) (3,946,916) (3,128,816) (1,757,796) (84,576) (7,987,124) (11,236,373)
(70,214,591) (94,229,334) (34,993,307) (22,411,797) (10,424,215) – –
– – – – – – (2,415,857)
– – – – – – (272,068)
– – – – – – (140,700)
– – – – – – (15,521,572)
– – – – – – (3,664,921)
(91,535,588) (124,267,714) (38,561,820) (24,254,659) (10,567,705) (38,521,031) (90,045,914)
387,844,079 659,173,467 187,384,017 254,541,959 824,332,722 109,666,239 331,666,805
21,216,346 28,955,649 3,560,330 1,838,538 138,986 38,276,651 89,365,706
(298,323,814) (510,662,985) (174,688,168) (1,442,387) (71,480,599) (354,606,789) (630,775,010)
110,736,611 177,466,131 16,256,179 254,938,110 752,991,109 (206,663,899) (209,742,499)
62,864,436 264,150,398 5,869,782 228,590,962 771,486,458 87,799,254 (247,818,942)
3,180,750,822 2,916,600,424 1,420,792,299 1,192,201,337 420,714,879 2,536,861,205 2,784,680,147
$ 3,243,615,258 $ 3,180,750,822 $ 1,426,662,081 $ 1,420,792,299 $ 1,192,201,337 $ 2,624,660,459 $ 2,536,861,205

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.1
Emerging Markets Debt
Class A:
6/30/26
(c)
$ 9.11 $ 0.26 $ — $ 0.26 $ (0.27) $ — $ (0.27) $ 9.10
12/31/25
(e)
9.12 0.09 0.05 0.14 (0.15) — (0.15) 9.11
10/31/25 8.68 0.54 0.43 0.97 (0.53) — (0.53) 9.12
10/31/24 7.67 0.51 0.95 1.46 (0.45) — (0.45) 8.68
10/31/23 7.34 0.45 0.33 0.78 (0.45) — (0.45) 7.67
10/31/22 9.97 0.50 (2.67) (2.17) (0.46) — (0.46) 7.34
10/31/21 9.64 0.43 0.30 0.73 (0.40) — (0.40) 9.97
Class I:
6/30/26
(c)
9.15 0.28 (0.01) 0.27 (0.28) — (0.28) 9.14
12/31/25
(e)
9.17 0.10 0.04 0.14 (0.16) — (0.16) 9.15
10/31/25 8.71 0.58 0.44 1.02 (0.56) — (0.56) 9.17
10/31/24 7.70 0.53 0.94 1.47 (0.46) — (0.46) 8.71
10/31/23 7.36 0.47 0.34 0.81 (0.47) — (0.47) 7.70
10/31/22 10.00 0.51 (2.67) (2.16) (0.48) — (0.48) 7.36
10/31/21 9.67 0.46 0.30 0.76 (0.43) — (0.43) 10.00
Premier Class:
6/30/26
(c)
9.12 0.27 — 0.27 (0.28) — (0.28) 9.11
12/31/25
(e)
9.13 0.10 0.05 0.15 (0.16) — (0.16) 9.12
10/31/25 8.68 0.57 0.43 1.00 (0.55) — (0.55) 9.13
10/31/24 7.67 0.52 0.95 1.47 (0.46) — (0.46) 8.68
10/31/23 7.34 0.46 0.33 0.79 (0.46) — (0.46) 7.67
10/31/22 9.97 0.50 (2.66) (2.16) (0.47) — (0.47) 7.34
10/31/21 9.65 0.47 0.28 0.75 (0.43) — (0.43) 9.97
Class R6:
6/30/26
(c)
9.12 0.28 — 0.28 (0.29) — (0.29) 9.11
12/31/25
(e)
9.14 0.10 0.04 0.14 (0.16) — (0.16) 9.12
10/31/25 8.69 0.59 0.42 1.01 (0.56) — (0.56) 9.14
10/31/24 7.68 0.54 0.94 1.48 (0.47) — (0.47) 8.69
10/31/23 7.34 0.47 0.35 0.82 (0.48) — (0.48) 7.68
10/31/22 9.97 0.52 (2.66) (2.14) (0.49) — (0.49) 7.34
10/31/21 9.65 0.47 0.29 0.76 (0.44) — (0.44) 9.97
Retirement Class:
6/30/26
(c)
9.11 0.27 (0.01) 0.26 (0.27) — (0.27) 9.10
12/31/25
(e)
9.13 0.10 0.04 0.14 (0.16) — (0.16) 9.11
10/31/25 8.68 0.56 0.43 0.99 (0.54) — (0.54) 9.13
10/31/24 7.67 0.51 0.95 1.46 (0.45) — (0.45) 8.68
10/31/23 7.34 0.45 0.34 0.79 (0.46) — (0.46) 7.67
10/31/22 9.97 0.50 (2.66) (2.16) (0.47) — (0.47) 7.34
10/31/21 9.64 0.45 0.30 0.75 (0.42) — (0.42) 9.97
Class W:
6/30/26
(c)
9.12 0.31 (0.01) 0.30 (0.31) — (0.31) 9.11
12/31/25
(e)
9.14 0.11 0.04 0.15 (0.17) — (0.17) 9.12
10/31/25 8.69 0.64 0.42 1.06 (0.61) — (0.61) 9.14
10/31/24 7.68 0.58 0.95 1.53 (0.52) — (0.52) 8.69
10/31/23 7.34 0.52 0.35 0.87 (0.53) — (0.53) 7.68
10/31/22 9.98 0.57 (2.67) (2.10) (0.54) — (0.54) 7.34
10/31/21 9.65 0.53 0.30 0.83 (0.50) — (0.50) 9.98

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2.89% $ 24,610 1.02%
(d)
1.00%
(d)
5.81%
(d)
33%
1.58 25,064 0.97
(d)
0.97
(d)
6.10
(d)
4
11.58 23,781 1.03 1.00 6.23 38
19.30 14,717 0.92 0.92 6.00 31
10.65 11,663 0.92 0.92 5.73 27
(22.32) 8,722 0.93 0.93 5.68 37
7.61 15,698 0.94 0.94 4.30 57
3.06 31,676 0.67
(d)
0.67
(d)
6.16
(d)
33
1.54 22,099 0.68
(d)
0.68
(d)
6.44
(d)
4
12.10 21,590 0.67 0.67 6.56 38
19.46 17,143 0.72 0.72 6.28 31
10.99 10,133 0.69 0.69 5.91 27
(22.17) 17,890 0.69 0.69 5.96 37
7.91 19,272 0.69 0.69 4.55 57
3.01 228 0.77
(d)
0.77
(d)
6.05
(d)
33
1.63 228 0.79
(d)
0.79
(d)
6.33
(d)
4
11.90 228 0.78 0.78 6.51 38
19.43 217 0.81 0.81 6.15 31
10.78 195 0.79 0.79 5.81 27
(22.21) 187 0.78 0.78 5.86 37
7.74 253 0.80 0.80 4.61 57
3.10 139,638 0.60
(d)
0.60
(d)
6.22
(d)
33
1.56 125,583 0.62
(d)
0.62
(d)
6.51
(d)
4
12.09 116,306 0.61 0.61 6.70 38
19.61 120,648 0.63 0.63 6.36 31
11.11 78,811 0.62 0.62 5.96 27
(22.07) 35,533 0.62 0.62 5.93 37
7.90 77,422 0.61 0.61 4.67 57
2.98 29,742 0.85
(d)
0.85
(d)
5.97
(d)
33
1.50 30,332 0.87
(d)
0.87
(d)
6.26
(d)
4
11.83 27,395 0.86 0.86 6.44 38
19.35 25,202 0.88 0.88 6.10 31
10.71 16,607 0.87 0.86 5.74 27
(22.21) 13,771 0.87 0.80 5.84 37
7.78 19,212 0.86 0.82 4.44 57
3.41 616,090 0.60
(d)
0.00
(d)
6.81
(d)
33
1.70 626,072 0.62
(d)
0.00
(d)
7.12
(d)
4
12.77 597,042 0.61 0.00 7.29 38
20.34 370,592 0.63 0.01 6.94 31
11.82 331,520 0.62 0.00 6.58 27
(21.65) 430,741 0.62 0.00 6.64 37
8.66 470,716 0.61 0.00 5.24 57

Financial Highlights
See Notes to Financial Statements

(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
For the two months ended December 31, 2025. Prior to November 1, 2025, the Fund's fiscal year end was October 31st.

See Notes to Financial Statements

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.2
Inflation Linked Bond
Class A:
6/30/26
(d)
$ 10 .42 $ 0 .27 $ ( 0 .15 ) $ 0 .12 $ ( 0 .28 ) $ — $ ( 0 .28 ) $ 10 .26
12/31/25 10 .13 0 .38 0 .30 0 .68 ( 0 .39 ) — ( 0 .39 ) 10 .42
12/31/24
(f)
10 .16 0 .27 — 0 .27 ( 0 .30 ) — ( 0 .30 ) 10 .13
3/31/24 10 .38 0 .31 ( 0 .17 ) 0 .14 ( 0 .36 ) — ( 0 .36 ) 10 .16
3/31/23 11 .51 0 .62 ( 1 .02 ) ( 0 .40 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 10 .38
3/31/22 11 .92 0 .70 ( 0 .28 ) 0 .42 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .51
Class I:
6/30/26
(d)
10 .78 0 .28 ( 0 .13 ) 0 .15 ( 0 .30 ) — ( 0 .30 ) 10 .63
12/31/25 10 .47 0 .41 0 .31 0 .72 ( 0 .41 ) — ( 0 .41 ) 10 .78
12/31/24
(f)
10 .49 0 .30 ( 0 .01 ) 0 .29 ( 0 .31 ) — ( 0 .31 ) 10 .47
3/31/24 10 .71 0 .36 ( 0 .20 ) 0 .16 ( 0 .38 ) — ( 0 .38 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .07 ) ( 0 .38 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .29 ) 0 .45 ( 0 .72 ) ( 0 .13 ) ( 0 .85 ) 11 .84
Premier Class:
6/30/26
(d)
10 .76 0 .28 ( 0 .15 ) 0 .13 ( 0 .29 ) — ( 0 .29 ) 10 .60
12/31/25 10 .44 0 .41 0 .32 0 .73 ( 0 .41 ) — ( 0 .41 ) 10 .76
12/31/24
(f)
10 .47 0 .29 ( 0 .01 ) 0 .28 ( 0 .31 ) — ( 0 .31 ) 10 .44
3/31/24 10 .68 0 .39 ( 0 .23 ) 0 .16 ( 0 .37 ) — ( 0 .37 ) 10 .47
3/31/23 11 .82 0 .64 ( 1 .04 ) ( 0 .40 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .68
3/31/22 12 .22 0 .78 ( 0 .34 ) 0 .44 ( 0 .71 ) ( 0 .13 ) ( 0 .84 ) 11 .82
Class R6:
6/30/26
(d)
10 .78 0 .30 ( 0 .15 ) 0 .15 ( 0 .30 ) — ( 0 .30 ) 10 .63
12/31/25 10 .47 0 .43 0 .31 0 .74 ( 0 .43 ) — ( 0 .43 ) 10 .78
12/31/24
(f)
10 .49 0 .31 ( 0 .01 ) 0 .30 ( 0 .32 ) — ( 0 .32 ) 10 .47
3/31/24 10 .71 0 .35 ( 0 .17 ) 0 .18 ( 0 .40 ) — ( 0 .40 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .06 ) ( 0 .37 ) ( 0 .68 ) ( 0 .08 ) ( 0 .76 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .28 ) 0 .46 ( 0 .73 ) ( 0 .13 ) ( 0 .86 ) 11 .84
Retirement Class:
6/30/26
(d)
10 .89 0 .29 ( 0 .16 ) 0 .13 ( 0 .28 ) — ( 0 .28 ) 10 .74
12/31/25 10 .57 0 .40 0 .32 0 .72 ( 0 .40 ) — ( 0 .40 ) 10 .89
12/31/24
(f)
10 .59 0 .29 ( 0 .01 ) 0 .28 ( 0 .30 ) — ( 0 .30 ) 10 .57
3/31/24 10 .79 0 .33 ( 0 .17 ) 0 .16 ( 0 .36 ) — ( 0 .36 ) 10 .59
3/31/23 11 .94 0 .65 ( 1 .06 ) ( 0 .41 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .79
3/31/22 12 .34 0 .73 ( 0 .30 ) 0 .43 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .94
Class W:
6/30/26
(d)
10 .78 0 .32 ( 0 .16 ) 0 .16 ( 0 .31 ) — ( 0 .31 ) 10 .63
12/31/25 10 .47 0 .45 0 .31 0 .76 ( 0 .45 ) — ( 0 .45 ) 10 .78
12/31/24
(f)
10 .49 0 .32 — 0 .32 ( 0 .34 ) — ( 0 .34 ) 10 .47
3/31/24 10 .71 0 .37 ( 0 .16 ) 0 .21 ( 0 .43 ) — ( 0 .43 ) 10 .49
3/31/23 11 .84 0 .67 ( 1 .02 ) ( 0 .35 ) ( 0 .70 ) ( 0 .08 ) ( 0 .78 ) 10 .71
3/31/22 12 .24 0 .78 ( 0 .29 ) 0 .49 ( 0 .76 ) ( 0 .13 ) ( 0 .89 ) 11 .84
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
For the nine months ended December 31, 2024. Prior to April 1, 2024, the Fund's fiscal year end was March 31st.
(g)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
1 .26% $ 100,139 0 .56%
(e)
0 .56%
(e)
5 .22%
(e)
12%
6 .76 105,136 0 .59 0 .59 3 .60 27
2 .63 106,240 0 .55
(e)
0 .55
(e)
3 .50
(e)
30
1 .40 119,139 0 .56 0 .54 3 .05 30
( 3 .34 ) 131,097 0 .56 0 .54 5 .77 19
3 .48 157,227 0 .57 0 .52 5 .81 21
(g)
1 .35 51,102 0 .28
(e)
0 .28
(e)
5 .25
(e)
12
6 .92 61,704 0 .40 0 .40 3 .77 27
2 .77 55,410 0 .39
(e)
0 .38
(e)
3 .72
(e)
30
1 .60 67,636 0 .36 0 .34 3 .39 30
( 3 .09 ) 93,832 0 .35 0 .33 6 .27 19
3 .58 159,518 0 .35 0 .33 6 .00 21
(g)
1 .20 816 0 .41
(e)
0 .41
(e)
5 .26
(e)
12
7 .03 921 0 .41 0 .41 3 .78 27
2 .65 932 0 .42
(e)
0 .42
(e)
3 .62
(e)
30
1 .62 948 0 .41 0 .39 3 .68 30
( 3 .22 ) 2,422 0 .40 0 .38 5 .85 19
3 .61 2,627 0 .40 0 .38 6 .25 21
(g)
1 .37 535,343 0 .25
(e)
0 .25
(e)
5 .65
(e)
12
7 .08 520,430 0 .25 0 .25 3 .95 27
2 .87 476,308 0 .26
(e)
0 .25
(e)
3 .88
(e)
30
1 .74 565,535 0 .26 0 .24 3 .35 30
( 3 .01 ) 603,640 0 .25 0 .23 6 .20 19
3 .76 866,667 0 .25 0 .23 6 .00 21
(g)
1 .23 99,606 0 .50
(e)
0 .50
(e)
5 .25
(e)
12
6 .84 105,529 0 .50 0 .50 3 .69 27
2 .65 108,658 0 .51
(e)
0 .50
(e)
3 .57
(e)
30
1 .58 120,533 0 .51 0 .49 3 .14 30
( 3 .35 ) 143,144 0 .50 0 .48 5 .83 19
3 .47 172,924 0 .50 0 .48 5 .86 21
(g)
1 .50 2,456,609 0 .25
(e)
0.00
(e)
5 .88
(e)
12
7 .35 2,387,031 0 .25 0.00 4 .19 27
3 .06 2,169,052 0 .26
(e)
0.00
(e)
3 .99
(e)
30
2 .03 2,106,969 0 .26 0.00 3 .52 30
( 2 .84 ) 1,876,046 0 .25 0.00 6 .14 19
4 .00 1,908,794 0 .25 0.00 6 .31 21
(g)

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.3
International Bond
§
Class A:
6/30/26
(c)
$ 8.86 $ 0.12 $ 0.02 $ 0.14 $ (0.20) $ — $ (0.20) $ 8.80
12/31/25
(e)
8.99 0.04 (0.07) (0.03) (0.10) — (0.10) 8.86
10/31/25 8.69 0.23 0.20 0.43 (0.13) — (0.13) 8.99
10/31/24 7.90 0.23 0.56 0.79 — — — 8.69
10/31/23 7.96 0.20 0.10 0.30 (0.36) — (0.36) 7.90
10/31/22 9.91 0.15 (1.41) (1.26) (0.61) (0.08) (0.69) 7.96
10/31/21 10.22 0.11 (0.17) (0.06) (0.15) (0.10) (0.25) 9.91
Class I:
6/30/26
(c)
8.87 0.13 0.02 0.15 (0.21) — (0.21) 8.81
12/31/25
(e)
9.02 0.05 (0.07) (0.02) (0.13) — (0.13) 8.87
10/31/25 8.72 0.26 0.20 0.46 (0.16) — (0.16) 9.02
10/31/24 7.92 0.25 0.57 0.82 (0.02) — (0.02) 8.72
10/31/23 7.97 0.22 0.09 0.31 (0.36) — (0.36) 7.92
10/31/22 9.92 0.18 (1.40) (1.22) (0.65) (0.08) (0.73) 7.97
10/31/21 10.23 0.14 (0.17) (0.03) (0.18) (0.10) (0.28) 9.92
Premier Class:
6/30/26
(c)
8.93 0.13 0.02 0.15 (0.21) — (0.21) 8.87
12/31/25
(e)
9.07 0.04 (0.06) (0.02) (0.12) — (0.12) 8.93
10/31/25 8.77 0.25 0.21 0.46 (0.16) — (0.16) 9.07
10/31/24 7.96 0.25 0.57 0.82 (0.01) — (0.01) 8.77
10/31/23 8.01 0.21 0.10 0.31 (0.36) — (0.36) 7.96
10/31/22 9.99 0.17 (1.42) (1.25) (0.65) (0.08) (0.73) 8.01
10/31/21 10.29 0.13 (0.16) (0.03) (0.17) (0.10) (0.27) 9.99
Class R6:
6/30/26
(c)
8.86 0.13 0.02 0.15 (0.21) — (0.21) 8.80
12/31/25
(e)
9.02 0.05 (0.07) (0.02) (0.14) — (0.14) 8.86
10/31/25 8.72 0.26 0.21 0.47 (0.17) — (0.17) 9.02
10/31/24 7.92 0.26 0.56 0.82 (0.02) — (0.02) 8.72
10/31/23 7.96 0.22 0.10 0.32 (0.36) — (0.36) 7.92
10/31/22 9.94 0.18 (1.41) (1.23) (0.67) (0.08) (0.75) 7.96
10/31/21 10.24 0.15 (0.17) (0.02) (0.18) (0.10) (0.28) 9.94
Retirement Class:
6/30/26
(c)
8.84 0.12 0.02 0.14 (0.20) — (0.20) 8.78
12/31/25
(e)
8.99 0.04 (0.06) (0.02) (0.13) — (0.13) 8.84
10/31/25 8.70 0.24 0.20 0.44 (0.15) — (0.15) 8.99
10/31/24 7.90 0.24 0.56 0.80 (0.00)
(f)
— (0.00)
(f)
8.70
10/31/23 7.95 0.20 0.11 0.31 (0.36) — (0.36) 7.90
10/31/22 9.91 0.16 (1.41) (1.25) (0.63) (0.08) (0.71) 7.95
10/31/21 10.22 0.12 (0.17) (0.05) (0.16) (0.10) (0.26) 9.91
Class W:
6/30/26
(c)
8.89 0.16 0.02 0.18 (0.24) — (0.24) 8.83
12/31/25
(e)
9.07 0.05 (0.07) (0.02) (0.16) — (0.16) 8.89
10/31/25 8.77 0.32 0.20 0.52 (0.22) — (0.22) 9.07
10/31/24 7.96 0.31 0.57 0.88 (0.07) — (0.07) 8.77
10/31/23 7.96 0.27 0.11 0.38 (0.38) — (0.38) 7.96
10/31/22 9.99 0.24 (1.42) (1.18) (0.77) (0.08) (0.85) 7.96
10/31/21 10.29 0.21 (0.17) 0.04 (0.24) (0.10) (0.34) 9.99

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1.57% $ 1,158 0.92%
(d)
0.89%
(d)
2.70%
(d)
26%
(0.28) 1,173 0.94
(d)
0.89
(d)
2.75
(d)
4
5.04 1,195 0.97 0.92 2.68 30
10.00 1,229 0.96 0.95 2.69 37
3.75 1,450 0.97 0.94 2.46 29
(13.01) 1,448 1.10 0.94 1.68 39
(0.68) 1,731 1.49 0.94 1.12 37
1.74 14,813 0.54
(d)
0.54
(d)
3.08
(d)
26
(0.18) 2,115 0.62
(d)
0.62
(d)
3.01
(d)
4
5.34 2,504 0.62 0.60 2.98 30
10.30 1,418 0.71 0.70 2.95 37
3.96 1,133 0.70 0.67 2.74 29
(12.61) 106 0.69 0.67 2.10 39
(0.39) 117 0.68 0.68 1.38 37
1.66 91 0.71
(d)
0.69
(d)
2.89
(d)
26
(0.19) 92 0.74
(d)
0.70
(d)
2.94
(d)
4
5.25 93 0.80 0.72 2.88 30
10.28 90 0.83 0.75 2.89 37
3.91 82 0.80 0.75 2.65 29
(12.89) 82 0.78 0.75 1.86 39
(0.42) 103 0.80 0.75 1.31 37
1.75 3,626 0.53
(d)
0.53
(d)
3.06
(d)
26
(0.26) 2,680 0.54
(d)
0.53
(d)
3.12
(d)
4
5.44 2,251 0.61 0.56 3.03 30
10.37 707 0.63 0.60 3.03 37
4.12 721 0.63 0.59 2.81 29
(12.72) 630 0.61 0.59 2.03 39
(0.26) 732 0.60 0.60 1.46 37
1.63 136,039 0.78
(d)
0.78
(d)
2.81
(d)
26
(0.27) 127,499 0.79
(d)
0.79
(d)
2.86
(d)
4
5.06 117,945 0.83 0.80 2.78 30
10.14 5,516 0.87 0.85 2.79 37
3.92 4,489 0.87 0.84 2.55 29
(12.97) 4,435 0.86 0.84 1.77 39
(0.58) 5,682 0.84 0.84 1.21 37
2.01 1,270,935 0.53
(d)
0.00
(d)
3.58
(d)
26
(0.24) 1,287,233 0.54
(d)
0.00
(d)
3.65
(d)
4
6.04 1,068,213 0.58 0.00 3.61 30
11.08 411,755 0.62 0.01 3.64 37
4.80 365,238 0.62 0.00 3.39 29
(12.23) 369,347 0.61 0.00 2.60 39
0.29 516,606 0.59 0.00 2.07 37

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Unaudited
(d)
Annualized.
(e)
For the two months ended December 31, 2025. Prior to November 1, 2025, the Fund's fiscal year end was October 31st.
(f)
Value rounded to zero.
§
Consolidated Financial Highlights (see Notes to Financial Statements)

See Notes to Financial Statements

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
6.4
Real Estate Securities Select
Class A:
6/30/26
(d)
$ 17 .56 $ 0 .20 $ 2 .09 $ 2 .29 $ ( 0 .26 ) $ — $ — $ ( 0 .26 ) $ 19 .59
12/31/25 17 .82 0 .40 ( 0 .10 ) 0 .30 ( 0 .41 ) — ( 0 .15 ) ( 0 .56 ) 17 .56
12/31/24
(f)
17 .09 0 .31 0 .80 1 .11 ( 0 .36 ) — ( 0 .02 ) ( 0 .38 ) 17 .82
3/31/24 16 .25 0 .41 0 .87 1 .28 ( 0 .44 ) — — ( 0 .44 ) 17 .09
3/31/23 22 .14 0 .41 ( 5 .44 ) ( 5 .03 ) ( 0 .38 ) ( 0 .48 ) — ( 0 .86 ) 16 .25
3/31/22 18 .82 0 .23 3 .75 3 .98 ( 0 .26 ) ( 0 .40 ) — ( 0 .66 ) 22 .14
Class I:
6/30/26
(d)
17 .75 0 .21 2 .13 2 .34 ( 0 .28 ) — — ( 0 .28 ) 19 .81
12/31/25 18 .01 0 .44 ( 0 .09 ) 0 .35 ( 0 .46 ) — ( 0 .15 ) ( 0 .61 ) 17 .75
12/31/24
(f)
17 .26 0 .33 0 .83 1 .16 ( 0 .39 ) — ( 0 .02 ) ( 0 .41 ) 18 .01
3/31/24 16 .41 0 .44 0 .88 1 .32 ( 0 .47 ) — — ( 0 .47 ) 17 .26
3/31/23 22 .35 0 .44 ( 5 .49 ) ( 5 .05 ) ( 0 .41 ) ( 0 .48 ) — ( 0 .89 ) 16 .41
3/31/22 18 .99 0 .26 3 .79 4 .05 ( 0 .29 ) ( 0 .40 ) — ( 0 .69 ) 22 .35
Premier Class:
6/30/26
(d)
17 .76 0 .22 2 .12 2 .34 ( 0 .28 ) — — ( 0 .28 ) 19 .82
12/31/25 18 .02 0 .44 ( 0 .10 ) 0 .34 ( 0 .45 ) — ( 0 .15 ) ( 0 .60 ) 17 .76
12/31/24
(f)
17 .27 0 .31 0 .84 1 .15 ( 0 .38 ) — ( 0 .02 ) ( 0 .40 ) 18 .02
3/31/24 16 .42 0 .44 0 .87 1 .31 ( 0 .46 ) — — ( 0 .46 ) 17 .27
3/31/23 22 .36 0 .44 ( 5 .50 ) ( 5 .06 ) ( 0 .40 ) ( 0 .48 ) — ( 0 .88 ) 16 .42
3/31/22 19 .00 0 .28 3 .76 4 .04 ( 0 .28 ) ( 0 .40 ) — ( 0 .68 ) 22 .36
Class R6:
6/30/26
(d)
17 .73 0 .23 2 .12 2 .35 ( 0 .29 ) — — ( 0 .29 ) 19 .79
12/31/25 17 .99 0 .47 ( 0 .10 ) 0 .37 ( 0 .48 ) — ( 0 .15 ) ( 0 .63 ) 17 .73
12/31/24
(f)
17 .25 0 .35 0 .81 1 .16 ( 0 .40 ) — ( 0 .02 ) ( 0 .42 ) 17 .99
3/31/24 16 .40 0 .47 0 .87 1 .34 ( 0 .49 ) — — ( 0 .49 ) 17 .25
3/31/23 22 .34 0 .46 ( 5 .49 ) ( 5 .03 ) ( 0 .43 ) ( 0 .48 ) — ( 0 .91 ) 16 .40
3/31/22 18 .98 0 .30 3 .77 4 .07 ( 0 .31 ) ( 0 .40 ) — ( 0 .71 ) 22 .34
Retirement Class:
6/30/26
(d)
18 .72 0 .22 2 .24 2 .46 ( 0 .27 ) — — ( 0 .27 ) 20 .91
12/31/25 18 .96 0 .46 ( 0 .12 ) 0 .34 ( 0 .43 ) — ( 0 .15 ) ( 0 .58 ) 18 .72
12/31/24
(f)
18 .15 0 .33 0 .87 1 .20 ( 0 .37 ) — ( 0 .02 ) ( 0 .39 ) 18 .96
3/31/24 17 .23 0 .45 0 .92 1 .37 ( 0 .45 ) — — ( 0 .45 ) 18 .15
3/31/23 23 .41 0 .44 ( 5 .76 ) ( 5 .32 ) ( 0 .38 ) ( 0 .48 ) — ( 0 .86 ) 17 .23
3/31/22 19 .86 0 .25 3 .95 4 .20 ( 0 .25 ) ( 0 .40 ) — ( 0 .65 ) 23 .41
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Unaudited
(e)
Annualized.
(f)
For the nine months ended December 31, 2024. Prior to April 1, 2024, the Fund's fiscal year end was March 31st.
(g)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
13 .13% $ 280,043 0 .82%
(e)
0 .82%
(e)
2 .12%
(e)
57%
1 .72 263,091 0 .87 0 .87 2 .22 26
6 .52 314,030 0 .78
(e)
0 .78
(e)
2 .33
(e)
21
8 .07 326,548 0 .79 0 .77 2 .54 7
( 22 .73 ) 369,354 0 .77 0 .73 2 .28 25
21 .13 532,018 0 .75 0 .72 1 .09 25
(g)
13 .27 26,101 0 .62
(e)
0 .62
(e)
2 .26
(e)
57
1 .97 27,376 0 .61 0 .61 2 .47 26
6 .69 38,548 0 .62
(e)
0 .62
(e)
2 .45
(e)
21
8 .23 50,394 0 .61 0 .58 2 .69 7
( 22 .60 ) 107,731 0 .60 0 .57 2 .45 25
21 .32 153,657 0 .59 0 .59 1 .19 25
(g)
13 .25 18,993 0 .65
(e)
0 .65
(e)
2 .29
(e)
57
1 .94 16,513 0 .65 0 .65 2 .47 26
6 .65 17,288 0 .65
(e)
0 .65
(e)
2 .28
(e)
21
8 .20 26,551 0 .65 0 .62 2 .66 7
( 22 .62 ) 34,765 0 .63 0 .60 2 .42 25
21 .25 45,328 0 .62 0 .62 1 .27 25
(g)
13 .35 1,687,356 0 .50
(e)
0 .50
(e)
2 .40
(e)
57
2 .09 1,696,402 0 .49 0 .49 2 .59 26
6 .74 1,980,850 0 .50
(e)
0 .50
(e)
2 .61
(e)
21
8 .38 2,043,858 0 .50 0 .48 2 .84 7
( 22 .52 ) 2,026,404 0 .48 0 .45 2 .55 25
21 .46 2,935,178 0 .47 0 .47 1 .37 25
(g)
13 .20 612,167 0 .75
(e)
0 .75
(e)
2 .22
(e)
57
1 .85 533,479 0 .74 0 .74 2 .44 26
6 .59 433,965 0 .75
(e)
0 .75
(e)
2 .33
(e)
21
8 .10 491,401 0 .75 0 .72 2 .60 7
( 22 .72 ) 503,900 0 .73 0 .70 2 .31 25
21 .17 675,116 0 .72 0 .72 1 .11 25
(g)

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2026 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-
front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Basis for Consolidation:   International Bond is presented on a consolidated basis with the Nuveen International Bond Fund Offshore
Limited (the “Regulation S Subsidiary”) and the Nuveen International Bond Fund Taxable Offshore Limited (the “TEFRA Bond
Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of International Bond organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on March
1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation
S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1, 2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S.
federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund
(except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiaries is as follows:
Fund Name Short Name
Nuveen Emerging Markets Debt Fund Emerging Markets Debt
Nuveen Inflation Linked Bond Fund Inflation Linked Bond
Nuveen International Bond Fund International Bond
Nuveen Real Estate Securities Select Fund Real Estate Securities Select
Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $71,618,769 $61,470,465
Net assets 72,778,831 63,748,014
Net investment income (loss) 1,289,687 1,148,846
Net realized gain (loss) 103,446 1,522,385
Net change in unrealized appreciation (depreciation) (1,848,985) (1,230,199)

Compensation: The Funds pay the members of the Board of Trustees (the "Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the
Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Regulation S Subsidiary TEFRA Bond Subsidiary
% of Fund's consolidated net assets 5% 4%

Notes to Financial Statements
(continued)

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued Accounting Standard Updated ("ASU") No.
2025-11, Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December
15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $3,734,440 $— $3,734,440
Common stocks 4,543,578 — — 4,543,578
Corporate bonds — 389,183,023 — 389,183,023
Government bonds — 414,901,220 — 414,901,220
Structured assets — — 2,444,203 2,444,203
Investments purchased with collateral from securities lending 11,552,990 — — 11,552,990
Short-Term Investments
:
Repurchase agreements — 4,643,000 — 4,643,000
$16,096,568 $812,461,683 $2,444,203 $831,002,454
Investments in Derivatives
Forward foreign currency contracts* – 97,125 – 97,125
$– $97,125 $– $97,125
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Treasury Inflation Protected Securities: Inflation Linked Bond may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer
Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of
Operations.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Fund Level 1 Level 2 Level 3 Total
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $350,993 $— $350,993
Government bonds — 3,215,281,259 — 3,215,281,259
Short-Term Investments
:
Repurchase agreements — 10,495,000 — 10,495,000
$– $3,226,127,252 $– $3,226,127,252
Investments in Derivatives
Futures contracts* 39,675 – – 39,675
$39,675 $– $– $39,675
1 1 1 1 1
International Bond
Long-Term Investments
:
Bank loan obligations $— $13,519,384 $— $13,519,384
Corporate bonds — 290,809,091 — 290,809,091
Government bonds — 991,158,513 — 991,158,513
Structured assets — 62,002,817 — 62,002,817
Investments purchased with collateral from securities lending 284,002 — — 284,002
Short-Term Investments
:
Repurchase agreements — 41,381,000 — 41,381,000
Treasury debt — 14,932,999 — 14,932,999
$284,002 $1,413,803,804 $– $1,414,087,806
Investments in Derivatives
Forward foreign currency contracts* – 13,546,156 – 13,546,156
$– $13,546,156 $– $13,546,156
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $2,575,325,978 $27,776,752 $— $2,603,102,730
Short-Term Investments
:
Repurchase agreements — 19,204,000 — 19,204,000
$2,575,325,978 $46,980,752 $– $2,622,306,730
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Emerging Markets Debt Fixed Income Clearing Corporation $ 4,643,000 $ (4,735,906)
Inflation Linked Bond Fixed Income Clearing Corporation 10,495,000 (10,704,951)
International Bond Fixed Income Clearing Corporation 41,381,000 (42,208,710)
Real Estate Securities Select Fixed Income Clearing Corporation 19,204,000 (19,588,275)

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Forward Foreign Currency Contracts: During the current fiscal period, the Funds listed below used forward foreign currency contracts to hedge a portion of its exposure to non-U.S. dollar denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
6.1
Emerging Markets Debt $11,214,667 $11,552,990 $103,052 $11,656,042
6.3
International Bond 272,948 284,002 – 284,002
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
6.1
Emerging Markets Debt $ 287,564,312 $ 4,985,994 $ 264,696,703 $ 544,194
6.2
Inflation Linked Bond – 482,292,841 5,813,947 379,127,594
6.3
International Bond 369,848,730 4,525,246 350,557,804 4,253,394
6.4
Real Estate Securities Select 1,488,837,832 – 1,688,166,308 –
Fund Average Notional Amount of Forward Contracts Outstanding*
6.1
Emerging Markets Debt $ 18,408,995
6.3
International Bond 1,148,552,349
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning and end of the current fiscal period.

Notes to Financial Statements
(continued)

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the current fiscal period.
Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Fund listed below used futures contracts to manage exposure to the  bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Emerging Markets Debt Australia and New Zealand Banking Group
Limited $ 194,018 $ (68,736) $ 125,282 $ — $ 125,282
Morgan Stanley — (28,157) (28,157) — (28,157)
Total $194,018 $(96,893) $97,125 $— $97,125
International Bond Australia and New Zealand Banking Group
Limited 3,082,595 (1,589,551) 1,493,044 — 1,493,044
Bank of America, N.A. 4,581,860 (19,919) 4,561,941 — 4,561,941
Barclays Bank PLC — (19,537) (19,537) — (19,537)
Citibank N.A. 6,901,489 (33,331) 6,868,158 — 6,868,158
Goldman Sachs 8,602 — 8,602 — 8,602
Morgan Stanley 312,798 (4,388) 308,410 — 308,410
Standard Chartered Bank 350,309 (127,443) 222,866 — 222,866
Toronto Dominion Bank 117,017 (14,345) 102,672 — 102,672
Total $15,354,670 $(1,808,514) $13,546,156 $— $13,546,156
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Fund Average Notional Amount of Futures Contracts Outstanding*
6.2
Inflation Linked Bond $ 69,128,432
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
h
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Emerging Markets Debt
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 194,018 Unrealized depreciation
on forward contracts
$ (96,893)
1 1 1 1 1 1 1 1
Inflation Linked Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
39,675 - –
1 1 1 1 1 1 1 1
International Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
15,354,670 Unrealized depreciation
on forward contracts
(1,808,514)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt
Forward foreign currency contracts Foreign currency exchange rate $ 156,658 $ 115,486
6.2
Inflation Linked Bond
Futures contracts Interest rate (1,374,434) 100,969
6.3
International Bond
Forward foreign currency contracts Foreign currency exchange rate 12,264,974 15,707,056

Notes to Financial Statements
(continued)

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
6/30/26
Two Months Ended
12/31/25
Year Ended
10/31/25
6.1
Emerging Markets Debt Shares Value Shares Value Shares Value
Subscriptions:
Class A 1,630,172 $ 14,877,897 673,988 $ 6,157,415 4,494,309 $ 39,238,087
Class I 1,246,320 11,477,558 80,899 742,021 1,753,094 15,672,027
Premier Class 219 2,000 – – 1 5
Class R6 2,413,467 22,106,040 1,186,113 10,857,185 4,311,980 37,946,523
Retirement Class 335,861 3,088,028 349,997 3,200,789 983,550 8,691,661
Class W 5,981,636 54,722,033 4,584,432 41,874,736 32,605,228 293,214,572
Total subscriptions 11,607,675 106,273,556 6,875,429 62,832,146 44,148,162 394,762,875
Reinvestments of distributions:
Class A 78,938 707,524 45,280 409,788 105,487 924,582
Class I 104,408 940,254 41,671 378,373 129,624 1,138,050
Class R6 470,428 4,222,308 239,571 2,170,509 782,505 6,840,430
Retirement Class 100,025 896,185 55,811 505,086 177,663 1,552,712
Total reinvestments of
distributions 753,799 6,766,271 382,333 3,463,756 1,195,279 10,455,774
Redemptions:
Class A (1,756,543) (16,060,482) (574,446) (5,252,021) (3,689,279) (32,117,717)
Class I (301,325) (2,759,847) (62,726) (574,933) (1,495,406) (13,406,582)
Premier Class (219) (1,997) – – (1) (5)
Class R6 (1,329,497) (12,061,754) (384,738) (3,505,912) (6,255,040) (54,399,854)
Retirement Class (497,706) (4,540,571) (78,291) (716,316) (1,064,122) (9,348,443)
Class W (7,016,243) (64,198,000) (1,252,499) (11,469,116) (9,923,670) (86,910,286)
Total redemptions (10,901,533) (99,622,651) (2,352,700) (21,518,298) (22,427,518) (196,182,887)
Net increase (decrease) from
shareholder transactions 1,459,941 $ 13,417,176 4,905,062 $ 44,777,604 22,915,923 $ 209,035,762
Six Months Ended
6/30/26
Year Ended
12/31/25
6.2
Inflation Linked Bond Shares Value Shares Value
Subscriptions:
Class A 352,529 $ 3,705,386 906,763 $ 9,467,834
Class I 531,551 5,785,249 2,122,632 22,984,892
Premier Class 6,428 69,671 20,281 218,499
Class R6 3,154,598 34,341,187 7,364,726 79,624,917
Retirement Class 222,394 2,440,906 946,085 10,308,745
Class W 31,413,191 341,501,680 49,641,134 536,568,580
Total subscriptions 35,680,691 387,844,079 61,001,621 659,173,467
Reinvestments of distributions:
Class A 246,468 2,532,507 358,644 3,743,420
Class I 90,613 965,031 138,097 1,490,881
Premier Class 2,052 21,789 3,350 36,065
Class R6 1,357,453 14,454,715 1,814,934 19,585,189
Retirement Class 239,671 2,577,691 362,180 3,946,916
Class W 62,418 664,613 14,188 153,178
Total reinvestments of distributions 1,998,675 21,216,346 2,691,393 28,955,649
Redemptions:
Class A (929,392) (9,773,259) (1,664,808) (17,372,698)
Class I (1,536,203) (16,713,180) (1,832,050) (19,711,890)
Premier Class (17,137) (186,587) (27,253) (294,358)
Class R6 (2,407,891) (26,199,286) (6,420,179) (69,334,921)
Retirement Class (875,874) (9,612,719) (1,900,496) (20,698,391)
Class W (21,713,350) (235,838,783) (35,497,795) (383,250,727)
Total redemptions (27,479,847) (298,323,814) (47,342,581) (510,662,985)
Net increase (decrease) from shareholder transactions 10,199,519 $ 110,736,611 16,350,433 $ 177,466,131

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
=
Six Months Ended
6/30/26
Two Months Ended
12/31/25
Year Ended
10/31/25
6.3
International Bond Shares Value Shares Value Shares Value
Subscriptions:
Class A 12,416 $ 109,731 245 $ 2,195 22,289 $ 195,214
Class I 1,585,076 14,125,170 27,766 248,791 247,570 2,166,837
Premier Class – – – – – –
Class R6 132,434 1,177,007 54,633 489,920 198,407 1,742,203
Retirement Class 1,794,572 15,936,593 1,105,739 9,887,470 12,607,495 111,014,156
Class W 17,509,054 156,035,516 26,977,363 243,913,583 78,752,931 709,214,312
Total subscriptions 21,033,552 187,384,017 28,165,746 254,541,959 91,828,692 824,332,722
Reinvestments of distributions:
Class A 2,677 23,558 1,444 12,761 1,915 16,682
Class I 37,097 326,792 3,275 28,983 2,729 23,769
Class R6 9,377 82,442 4,427 39,139 1,623 14,123
Retirement Class 356,210 3,127,538 199,281 1,757,655 9,703 84,412
Total reinvestments of
distributions 405,361 3,560,330 208,427 1,838,538 15,970 138,986
Redemptions:
Class A (15,859) (140,297) (2,141) (19,174) (32,629) (284,473)
Class I (178,967) (1,588,896) (70,021) (630,811) (135,430) (1,187,025)
Premier Class – – – – (1) (8)
Class R6 (32,201) (286,810) (6,189) (55,552) (31,386) (275,290)
Retirement Class (1,076,156) (9,546,644) (3) (29) (136,031) (1,180,575)
Class W (18,349,915) (163,125,521) (81,867) (736,821) (7,876,598) (68,553,228)
Total redemptions (19,653,098) (174,688,168) (160,221) (1,442,387) (8,212,075) (71,480,599)
Net increase (decrease) from
shareholder transactions 1,785,815 $ 16,256,179 28,213,952 $ 254,938,110 83,632,587 $ 752,991,109
Six Months Ended
6/30/26
Year Ended
12/31/25
6.4
Real Estate Securities Select Shares Value Shares Value
Subscriptions:
Class A 146,581 $ 2,750,978 400,110 $ 7,090,349
Class I 59,273 1,128,464 460,980 8,309,739
Premier Class 130,680 2,491,407 106,998 1,927,277
Class R6 3,019,494 56,983,097 10,420,830 187,442,743
Retirement Class 2,350,012 46,312,293 6,695,833 126,896,697
Total subscriptions 5,706,040 109,666,239 18,084,751 331,666,805
Reinvestments of distributions:
Class A 192,340 3,625,830 486,090 8,569,629
Class I 19,823 377,494 60,390 1,076,570
Premier Class 13,574 259,443 31,889 568,629
Class R6 1,370,127 26,026,760 3,608,841 64,249,653
Retirement Class 397,335 7,987,124 793,557 14,901,225
Total reinvestments of distributions 1,993,199 38,276,651 4,980,767 89,365,706
Redemptions:
Class A (1,031,231) (19,270,182) (3,520,749) (62,515,470)
Class I (304,077) (5,772,677) (1,119,510) (19,910,092)
Premier Class (115,934) (2,213,461) (168,453) (3,034,944)
Class R6 (14,804,110) (287,153,626) (28,450,933) (509,708,933)
Retirement Class (1,970,744) (40,196,843) (1,876,451) (35,605,571)
Total redemptions (18,226,096) (354,606,789) (35,136,096) (630,775,010)
Net increase (decrease) from shareholder transactions (10,526,857) $ (206,663,899) (12,070,578) $ (209,742,499)

Notes to Financial Statements
(continued)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Management Fees: Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service
Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services
Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. The Adviser is not compensated directly by the Subsidiaries for their services, rather it is provided a management fee on the average net assets of the
Fund which includes investments in the Subsidiaries.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The management fee schedule for each Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt $834,209,544 $23,598,753 $(26,708,718) $(3,109,965)
6.2
Inflation Linked Bond 3,316,177,146 2,083,063 (92,093,282) (90,010,219)
6.3
International Bond 1,479,445,189 17,804,247 (69,615,474) (51,811,227)
6.4
Real Estate Securities Select 1,718,354,299 940,287,010 (36,334,579) 903,952,431
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
6.1
Emerging Markets Debt $– $– $813,288 $(56,647,133) $– $(35,393) $(55,869,238)
6.2
Inflation Linked Bond 217,162 – (46,846,172) (64,587,253) – (716,692) (111,932,955)
6.3
International Bond – – (27,837,682) (36,267,279) – (21,308) (64,126,269)
6.4
Real Estate Securities Select – – 823,693,743 (75,845,587) – (632,249) 747,215,907
Fund Short-Term Long-Term Total
6.1
Emerging Markets Debt $6,473,542 $50,173,591 $56,647,133
6.2
Inflation Linked Bond 13,515,660 51,071,593 64,587,253
6.3
International Bond 15,988,925 20,278,354 36,267,279
6.4
Real Estate Securities Select 75,845,587 – 75,845,587

Fund Advisors, LLC (“Nuveen Fund Advisors”).
For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1,
2026, 31% of the net assets of each Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
*The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen
Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States.
Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life
Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by
Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the fund-level and complex-level fee for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The fund-level fee range and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2027 . The reimbursement arrangements can only be changed with the approval of the Board.
The Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap, for certain Funds, through July 31, 2028. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350%
For the next $200 billion 0.1325%
For eligible assets over $400 billion 0.1300%
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
6.1
Emerging Markets Debt 0.3886% 0.1583% 0.5469%
6.2
Inflation Linked Bond 0.0786% 0.1583% 0.2369%
6.3
International Bond 0.3327% 0.1583% 0.4910%
6.4
Real Estate Securities Select 0.3197% 0.1583% 0.4780%
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.1
Emerging Markets Debt* 0.290%—0.390% 1.000% 0.800% 0.800% 0.650% 0.900% 0.650%
6.2
Inflation Linked Bond* 0.040%—0.090% 0.650 0.450 0.450 0.300 0.550 0.300
6.3
International Bond* 0.240%—0.340% 0.950 0.750 0.750 0.600 0.850 0.600
6.4
Real Estate Securities Select* 0.190%—0.340% 0.920 0.720 0.720 0.570 0.820 –
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.3
International Bond* 0.240%—0.340% 0.890% 0.690% 0.690% 0.540% 0.790% 0.540%

Notes to Financial Statements
(continued)

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly.
This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and
any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Nuveen Securities also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, Nuveen Securities compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Affiliate Owned Shares: A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the
Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
6.4
Real Estate Securities Select $1,100,212
Fund Purchases Sales Realized Gain (Loss)
Emerging Markets Debt $ – $ – $ –
Inflation Linked Bond – – –
International Bond – – –
Real Estate Securities Select 27,811,864 41,427,440 3,563,472
Fund Sales Charges Collected
Paid to Financial
Intermediaries
Emerging Markets Debt $ 378 $ 321
Inflation Linked Bond 111 92
International Bond — —
Real Estate Securities Select 5,970 5,307
Fund
Commission
Advances
6.1
Emerging Markets Debt $ —
6.2
Inflation Linked Bond —
6.3
International Bond —
6.4
Real Estate Securities Select 150

9. Emerging Markets Risks
Emerging Markets Debt and International Bond holds a large portion of their assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Borrowing Arrangements
Line of Credit:  The Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed
Funds Effective Rate plus 1.10% (1.20% prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations.
Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the
Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
11. Subsequent Events
Investment Adviser and Sub-Adviser: At the close of business on July 31, 2026, the Adviser merged into Nuveen Asset Management,
LLC ("Nuveen Asset Management"). In connection with this merger, effective August 1, 2026 Nuveen Fund Advisors, LLC ("Nuveen
Fund Advisors") became the investment adviser and Nuveen Asset Management became the sub-adviser to the Funds. The Adviser,
Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, TIAA.
Share Classes and Sales Charges: Effective August 1, 2026, Class A Share purchases of Emerging Markets Debt, Inflation Linked
Bond and International Bond for $250,000 or more are sold at NAV without an up-front sales charge but may be subject to a CDSC of
1% if redeemed within eighteen months of purchase.
Underlying Fund
Nuveen Lifecycle
Funds
Nuveen Lifecycle
Index Funds TIAA Access Total
6.1
Emerging Markets Debt 73% – % – % 73%
6.2
Inflation Linked Bond 27 49 – 76
6.3
International Bond 87 – – 87
6.4
Real Estate Securities Select – – 17 17

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers during the period covered by this report, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Effective at the close of business on July 31, 2026, Teachers Advisors, LLC, the Funds’ investment adviser, merged into Nuveen Asset Management, LLC and, in connection with this merger, effective August 1, 2026 Nuveen Fund Advisors, LLC became the investment adviser to the Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Emerging Markets Debt Fund

Nuveen Inflation Linked Bond Fund

Nuveen International Bond Fund

Nuveen Real Estate Securities Select Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” or the “Adviser”). At the time of the Meeting, prior to the Restructuring (as defined below), the Nuveen fund complex consisted of the group of funds advised by TAL (the “TC Funds”), including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL,” and such funds, the “NFAL Funds”; the TC Funds and the NFAL Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each, an “Advisory Agreement”) with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by the Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting the Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Adviser; (b) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (c) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (d) a list of management fees; (e) an analysis of advisory fees compared to fees assessed to other types of clients; (f) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the Adviser in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

At its in-person meeting held on May 27-28, 2026 (the “May Meeting”), management proposed, among other things, an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into Nuveen Asset Management, LLC (“NAM”), anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, that NFAL would replace its affiliate, TAL, and become the investment adviser on behalf of the Funds pursuant to investment management agreements with NFAL (the “New Advisory Agreements”), and NAM would become the sub-adviser to the Funds pursuant to new sub-advisory agreements (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Advisory Agreements and New Sub-Advisory Agreements is set forth in Section II below.

2

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund. The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so directly. In this regard, TAL and its investment teams manage the assets of the portfolios of the applicable Nuveen funds directly, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the funds. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

The Board Members were aware that Nuveen International Bond Fund gained exposure to certain investments by investing in such Fund’s two wholly-owned subsidiaries organized under the laws of the Cayman Islands. The consideration of services to such Fund and related management fees encompassed this arrangement. The Adviser does not receive separate compensation from the subsidiaries; however, the advisory fee paid by Nuveen International Bond Fund to the Adviser is based on such Fund’s assets, including assets invested in the subsidiaries.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and the Adviser

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Adviser, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods, as described below. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

4

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the respective Advisory Agreement.

C.	Fees, Expenses and Profitability

1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that in 2024, the Board approved changes to the management fee schedule of certain TC Funds to include a complex-wide component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating TC Funds into the calculation of the complex size over a ten-year period beginning May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. Participating Funds include each Fund. In addition, the Board considered that the separate administrative agreement pursuant to which the Adviser provides the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 with related savings.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third- party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class R6 shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and NFAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and NFAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and NFAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

6

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Adviser employs to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that in 2024, it approved changes to the management fee structure of certain TC Funds to incorporate a complex-level component to their management fee structure, subject to certain exceptions. Accordingly, such participating funds’ management fee would be comprised of a fund-level component and a complex-level component. Participating Funds in the complex-level component include each Fund. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024. With respect to the TC Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients but such costs are reimbursed to the funds.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Emerging Markets Debt Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	First Quartile	First Quartile
Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Inflation Linked Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	Second Quartile
Net Total Expense Ratio	First Quartile	First Quartile

8

Nuveen International Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Second Quartile	Second Quartile
Performance Benchmark	Outperformed	Outperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

•• The Board considered that management had agreed to a reduction in the temporary expense cap last year, the impact of which was not fully reflected in the comparative expense data. The Board further considered that the Adviser agreed to extend its temporary expense cap for the Fund.

Nuveen Real Estate Securities Select Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Third Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

G.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

The 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements (as applicable) of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds (including the Funds) and NAM would become sub-adviser to the TC Funds (including the Funds) as well as other existing funds currently sub-advised by TAL.

At its May Meeting, with respect to the Funds, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the Restructuring, its impact on the provision of services and the related New Advisory Agreements and New Sub-Advisory Agreements.

9

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the approval of the New Advisory Agreements and New Sub-Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, NFAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and NFAL as a result of the Restructuring, any material conflicts of interest that may arise for NFAL as a result of the Restructuring, the terms of the New Advisory Agreements and New Sub-Advisory Agreements and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements, including with respect to the complex-wide fee structure (as applicable) and applicable fee waivers. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory services to the Funds. The Board considered that TAL has provided administrative services to the Funds pursuant to separate administrative agreements; however, such administrative agreements were being phased out over a three-year period. NFAL will assume the responsibilities for the administrative services until the administrative service agreements are phased out and, thereafter, NFAL and/or its affiliates will continue to provide such services under the respective advisory agreements at no additional cost or under the administrative agreements without allocating expenses to the Funds. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds.

The Board considered the terms of the New Advisory Agreements and New Sub-Advisory Agreements and the fees paid thereunder to NFAL and NAM, respectively. The Board considered that the fee rates would not change under the New Advisory Agreements and New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the Funds under the respective New Sub-Advisory Agreement. The Funds would pay the same compensation rates to NFAL under the New Advisory Agreements as under the current Advisory Agreements with TAL.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that NFAL and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each New Advisory Agreement and New Sub-Advisory Agreement were reasonable, that the fees of each of NFAL and NAM were reasonable in light of the services provided to each Fund and that each New Advisory Agreement and New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

10

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: September 3, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: September 3, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)